                                United States
                      Securities and Exchange Commission
                            Washington, D.C. 20549

                                  Form N-CSR
                  Certified Shareholder Report of Registered
                       Management Investment Companies

                                   811-7141

                     (Investment Company Act File Number)

                   Federated World Investment Series, Inc.
       ---------------------------------------------------------------

              (Exact Name of Registrant as Specified in Charter)

                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000

                                (412) 288-1900
                       (Registrant's Telephone Number)

                          John W. McGonigle, Esquire
                          Federated Investors Tower
                             1001 Liberty Avenue
                     Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                      Date of Fiscal Year End: 11/30/05

              Date of Reporting Period: Six months ended 5/31/05
                                        ------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Global Equity Fund

Established 1998

A Portfolio of Federated World Investment Series, Inc.

7TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$10.30		$ 9.46		$8.15		$9.58		$12.58		$14.36
Income From Investment Operations:
Net investment income (loss)	(0.04	) [1]	(0.11	) [1]	(0.07	) [1]	(0.12	) [1]	(0.13	) [1]	(0.11	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.20		0.95		1.38		(1.31)		(2.71)		0.54
TOTAL FROM INVESTMENT OPERATIONS	0.16		0.84		1.31		(1.43)		(2.84)		0.43
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		(0.16)		(2.21)
Net Asset Value, End of Period	$10.46		$10.30		$9.46		$8.15		$ 9.58		$12.58
Total Return [2]	1.55%		8.88%		16.07%		(14.93)%		(22.92)%		1.90%

Ratios to Average Net Assets:
Expenses	2.82	% [3,4]	2.82%		2.83	% [4]	2.84	% [4]	2.51%		2.09%
Net investment income (loss)	(0.80	)% [3]	(1.10)%		(0.90)%		(1.25)%		(1.21)%		(0.77)%
Expense waiver/reimbursement [5]	0.81	% [3]	0.67%		0.70%		0.19%		0.14%		0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,857		$20,022		$23,422		$23,844		$34,687		$50,587
Portfolio turnover	30%		159%		171%		235%		241%		228%
Redemption fees consisted of the following per share amounts	--		$0.00	[6]	--		--		--		--

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.82%, 2.83%, and 2.82% for the six-month period ended May 31, 2005 and the years ended November 30, 2003 and 2002, respectively, after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$ 9.99		$9.23		$7.98		$9.43		$12.44		$14.29
Income From Investment Operations:
Net investment income (loss)	(0.07	) [1]	(0.15	) [1]	(0.11	) [1]	(0.16	) [1]	(0.19	) [1]	(0.17	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.19		0.91		1.36		(1.29)		(2.66)		0.53
TOTAL FROM INVESTMENT OPERATIONS	0.12		0.76		1.25		(1.45)		(2.85)		0.36
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		(0.16)		(2.21)
Net Asset Value, End of Period	$10.11		$9.99		$9.23		$7.98		$ 9.43		$12.44
Total Return [2]	1.20%		8.23%		15.66%		(15.38)%		(23.27)%		1.35%

Ratios to Average Net Assets:
Expenses	3.32	% [3,4]	3.32%		3.33	% [4]	3.34	% [4]	3.01%		2.59%
Net investment income (loss)	(1.32	)% [3]	(1.55)%		(1.40)%		(1.75)%		(1.71)%		(1.21)%
Expense waiver/reimbursement [5]	0.81	% [3]	0.67%		0.70%		0.19%		0.14%		0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,063		$3,323		$2,850		$2,579		$3,484		$4,804
Portfolio turnover	30%		159%		171%		235%		241%		228%
Redemption fees consisted of the following per share amounts	--		$0.00	[6]	--		--		--		--

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 3.32%, 3.33%, and 3.32% for the six month period ended May 31, 2005 and the years ended November 30, 2003 and 2002, respectively, after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$ 9.98		$9.21		$7.97		$9.42		$12.42		$14.27
Income From Investment Operations:
Net investment income (loss)	(0.07	) [1]	(0.15	) [1]	(0.11	) [1]	(0.16	) [1]	(0.19	) [1]	(0.16	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.19		0.92		1.35		(1.29)		(2.65)		0.52
TOTAL FROM INVESTMENT OPERATIONS	0.12		0.77		1.24		(1.45)		(2.84)		0.36
Less Distributions:
Distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		(0.16)		(2.21)
Net Asset Value, End of Period	$10.10		$9.98		$9.21		$7.97		$ 9.42		$12.42
Total Return [2]	1.20%		8.36%		15.56%		(15.39)%		(23.22)%		1.36%

Ratios to Average Net Assets:
Expenses	3.32	% [3,4]	3.32%		3.33	% [4]	3.34	% [4]	3.01%		2.59%
Net investment income (loss)	(1.32	)% [3]	(1.56)%		(1.40)%		(1.75)%		(1.71)%		(1.18)%
Expense waiver/reimbursement [5]	0.81	% [3]	0.67%		0.70%		0.19%		0.14%		0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,710		$1,808		$1,641		$1,289		$1,813		$1,873
Portfolio turnover	30%		159%		171%		235%		241%		228%
Redemption fees consisted of the following per share amounts	--		$0.00	[6]	--		--		--		--

1 Based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 3.32%, 3.33%, and 3.32% for the six-month period ended May 31, 2005 and the years ended November 30, 2003 and 2002, respectively, after taking into account these expense reductions.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

6 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charge (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2004	Ending Account Value 5/31/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,015.50	$14.17
Class B Shares	$1,000	$1,012.00	$16.65
Class C Shares	$1,000	$1,012.00	$16.65
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,010.87	$14.14
Class B Shares	$1,000	$1,008.38	$16.62
Class C Shares	$1,000	$1,008.38	$16.62

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	2.82%
Class B Shares	3.32%
Class C Shares	3.32%

Portfolio of Investments Summary Tables

At May 31, 2005, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
United States	43.0%
United Kingdom	14.2%
Japan	8.5%
Netherlands	5.4%
Switzerland	4.8%
France	3.6%
Spain	2.6%
Thailand	2.6%
South Korea	2.2%
Germany	1.8%
Taiwan	1.4%
Canada	1.4%
Luxembourg	1.1%
Bermuda	1.0%
Hong Kong	0.9%
Peru	0.9%
Italy	0.9%
Papua New Guinea	0.9%
Hungary	0.8%
Cash Equivalents [2]	1.9%
Other Assets and Liabilities--Net [3]	0.1%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 See Statement of Assets and Liabilities.

At May 31, 2005, the Fund's sector classification composition 4 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	17.3%
Healthcare	16.3%
Consumer Discretionary	12.8%
Industrials	12.6%
Information Technology	11.8%
Consumer Staples	10.0%
Energy	6.5%
Telecommunication Services	5.4%
Materials	3.6%
Utilities	1.7%
Cash Equivalents [2]	1.9%
Other Assets and Liabilities--Net [3]	0.1%
TOTAL	100.0%

4 Except for Cash Equivalents, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification System (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2005 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--98.0%
		Banks--5.8%
26,300		Banco Santander Central Hispano, S.A.	$299,700
6,500		Kookmin Bank	284,755
1,476,600		Krung Thai Bank PLC	345,254
4,700		Royal Bank of Scotland PLC, Edinburgh	137,955
60		UFJ Holdings, Inc.	303,291
		TOTAL	1,370,955
		Capital Goods--7.0%
1,200		3M Co.	91,980
12,000		General Electric Co.	437,760
2,800		Parker-Hannifin Corp.	168,924
2,400		SMC Corp.	253,903
3,700		Siemens AG	270,105
18,000		Sumitomo Electric Industries	188,480
8,500		Tyco International Ltd.	245,905
		TOTAL	1,657,057
		Commercial Services & Supplies--2.8%
93,800		Hays PLC	211,701
14,900		Waste Management, Inc.	439,401
		TOTAL	651,102
		Consumer Durables & Apparel--1.3%
11,800		Philips Electronics NV	300,507
		Consumer Services--0.5%
10,100		InterContinental Hotels Group PLC	116,999
		Diversified Financials--8.9%
13,200		Amvescap PLC	77,259
10,700		Citigroup, Inc.	504,077
5,700		Credit Suisse Group	228,122
9,200		J.P. Morgan Chase & Co.	328,900
3,800		Morgan Stanley	186,048
43,800		iShares MSCI Japan	443,256
29,000		iShares MSCI Taiwan	343,650
		TOTAL	2,111,312
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Energy--6.5%
3,800		BJ Services Co.	$191,330
2,100		BP PLC, ADR	126,420
5,850	[1]	Cooper Cameron Corp.	345,793
4,000		GlobalSantaFe Corp.	146,560
6,000		Repsol YPF SA	149,773
6,700		Royal Dutch Petroleum Co.	389,923
3,100	[1]	Spinnaker Exploration Co.	95,077
400		Total SA, Class B	88,386
		TOTAL	1,533,262
		Food & Staples Retailing--1.0%
5,200		Wal-Mart Stores, Inc.	245,596
		Food Beverage & Tobacco--7.7%
12,900		Coca-Cola Co.	575,727
45,600		Diageo PLC	654,541
5,700		Heineken NV	180,590
6,200		Unilever N.V.	411,097
		TOTAL	1,821,955
		Healthcare Equipment & Services--0.4%
1,900		Medtronic, Inc.	102,125
		Household & Personal Products--1.3%
5,900		Colgate-Palmolive Co.	294,823
		Insurance--2.6%
6,300		AXA	153,468
1,300		Allianz AG Holding	153,080
14,800		Prudential PLC	131,216
2,800		Swiss Re	173,302
		TOTAL	611,066
		Materials--3.6%
3,500		Alcan, Inc.	105,595
9,800		Cia de Minas Buenaventura SA, Class B, ADR	209,524
5,300		Freeport-McMoRan Copper & Gold, Inc., Class B	187,090
254,900		Lihir Gold Ltd.	207,004
10,000		Placer Dome, Inc.	135,200
		TOTAL	844,413
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Media--9.7%
6,900		Clear Channel Communications, Inc.	$201,687
96,200		ITV PLC	200,189
17,700		Interpublic Group Cos., Inc.	218,418
3,200	[1]	NTL, Inc.	205,696
11,800		News Corp., Inc.	197,178
29,000		Reed Elsevier PLC	276,572
11,300	[1]	Telewest Global	236,283
18,600	[1]	Time Warner, Inc.	323,640
12,600		Viacom, Inc., Class B	432,054
		TOTAL	2,291,717
		Pharmaceuticals & Biotechnology--15.9%
31,400		GlaxoSmithKline PLC	775,280
14,000	[1]	Medimmune, Inc.	369,600
10,200		Novartis AG	497,619
10,000		Pfizer, Inc.	279,000
1,800		Roche Holding AG	226,729
6,800		Sanofi-Aventis	612,781
8,800		Takeda Pharmaceutical Co. Ltd.	423,249
12,900		Wyeth	559,473
		TOTAL	3,743,731
		Retailing--1.4%
5,400		Gap (The), Inc.	113,400
6,700		PETsMART, Inc.	212,859
		TOTAL	326,259
		Semiconductors & Semiconductor Equipment--1.9%
7,900		Intel Corp.	212,747
500		Samsung Electronics Co.	241,325
		TOTAL	454,072
		Software & Services--3.0%
8,400	[1]	BMC Software, Inc.	142,968
14,700		Microsoft Corp.	379,260
15,200	[1]	Oracle Corp.	194,864
		TOTAL	717,092
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Technology Hardware & Equipment--6.8%
19,500	[1]	Cisco Systems, Inc.	$377,910
8,500		EMC Corp. Mass	119,510
2,600		IBM Corp.	196,430
19,500		Motorola, Inc.	338,715
38,600		Nortel Networks Corp.	98,099
9,200		Scientific-Atlanta, Inc.	306,360
44,000		Toshiba Corp.	179,481
		TOTAL	1,616,505
		Telecommunication Services--5.4%
32,500		China Mobile (Hong Kong) Ltd.	118,022
124,000		China Unicom Ltd.	99,180
5,800		Leap Wireless International, Inc.	156,020
49,300		Magyar Telekom	191,039
14,300		Millicom International Cellular S. A., ADR	255,684
179,303		Vodafone Group PLC	451,702
		TOTAL	1,271,647
		Transportation--2.8%
249,500	[1]	Airports of Thailand Public Co. Ltd.	276,765
16,100	[1]	Cintra Concesiones de infraestructuras	175,533
63		West Japan Railway Co.	215,158
		TOTAL	667,456
		Utilities--1.7%
23,500		Enel SpA	210,987
23,400		Scottish Power PLC	196,913
		TOTAL	407,900
		TOTAL COMMON STOCKS (IDENTIFIED COST $21,689,161)	23,157,551
Principal Amount			Value in U.S. Dollars
		REPURCHASE AGREEMENT--1.9%
$451,000		Interest in $3,070,000,000 joint repurchase agreement with Barclays Capital, Inc., 3.08%, dated 5/31/2005, to be repurchased at $451,039 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/5/2008, collateral market value $3,131,400,678 (at amortized cost)	$451,000
		TOTAL INVESTMENTS--99.9% (IDENTIFIED COST $22,140,161) [2]	23,608,551
		OTHER ASSETS AND LIABILITIES - NET--0.1%	21,233
		TOTAL NET ASSETS--100%	$23,629,784

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $22,140,161.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2005 (unaudited)

Assets:
Total investments in securities (identified cost $22,140,161)		$23,608,551
Cash		621
Cash denominated in foreign currencies (identified cost $6,128)		6,071
Income receivable		65,031
Receivable for shares sold		21,636
TOTAL ASSETS		23,701,910
Liabilities:
Payable for shares redeemed	$14,616
Payable for transfer and dividend disbursing agent fees and expenses	23,532
Payable for custodian fees	7,645
Payable for printing and postage fees	7,626
Payable for distribution services fee (Note 5)	7,092
Payable for shareholder services fee (Note 5)	5,043
Payable for portfolio accounting fees	3,833
Accrued expenses	2,739
TOTAL LIABILITIES		72,126
Net assets for 2,275,454 shares outstanding		$23,629,784
Net Assets Consist of:
Paid-in capital		$32,771,340
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		1,466,866
Accumulated net realized loss on investments and foreign currency transactions		(10,494,723)
Accumulated net investment income (loss)		(113,699)
TOTAL NET ASSETS		$23,629,784
Net Asset Value, Offering Price and Redemption Proceeds per Share
Class A Shares:
Net asset value per share ($18,857,170 ÷ 1,803,385 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$10.46
Offering price per share (100/94.50 of $10.46) [1]		$11.07
Redemption proceeds per share (98.00/100 of $10.46) [1]		$10.25
Class B Shares:
Net asset value per share ($3,062,514 ÷ 302,795 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$10.11
Offering price per share		$10.11
Redemption proceeds per share (92.50 of $10.11) [1]		$9.35
Class C Shares:
Net asset value per share ($1,710,100 ÷ 169,274 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$10.10
Offering price per share (100/99.00 of $10.10) [1]		$10.20
Redemption proceeds per share (97.00/100 of $10.10) [1]		$9.80

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2005 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $22,739)			$244,523
Interest			3,716
TOTAL INCOME			248,239
Expenses:
Investment adviser fee (Note 5)		$123,557
Administrative personnel and services fee (Note 5)		114,686
Custodian fees		13,105
Transfer and dividend disbursing agent fees and expenses		52,607
Directors'/Trustees' fees		888
Auditing fees		2,940
Legal fees		3,675
Portfolio accounting fees		37,638
Distribution services fee--Class A Shares (Note 5)		24,672
Distribution services fee--Class B Shares (Note 5)		12,054
Distribution services fee--Class C Shares (Note 5)		6,596
Shareholder services fee--Class A Shares (Note 5)		24,586
Shareholder services fee--Class B Shares (Note 5)		4,018
Shareholder services fee--Class C Shares (Note 5)		2,194
Share registration costs		18,291
Printing and postage		16,789
Insurance premiums		1,329
Taxes		277
Interest expense		34
Miscellaneous		1,717
TOTAL EXPENSES		461,653
Waivers and Expense Reduction:
Waiver of investment adviser fee (Note 5)	$(77,973)
Waiver of administrative personnel and services fee (Note 5)	(22,315)
Fees paid indirectly for directed brokerage arrangements	(978)
TOTAL WAIVERS AND EXPENSE REDUCTION		(101,266)
Net expenses			360,387
Net investment income (loss)			(112,148)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $13,807)			1,194,401
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(703,346)
Net realized and unrealized gain on investments and foreign currency transactions			491,055
Change in net assets resulting from operations			$378,907

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2005	Year Ended 11/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(112,148)	$(317,264)
Net realized gain on investments and foreign currency transactions	1,194,401	3,552,135
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(703,346)	(1,007,801)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	378,907	2,227,070
Share Transactions:
Proceeds from sale of shares	1,160,741	4,373,451
Cost of shares redeemed	(3,062,422)	(9,360,758)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,901,681)	(4,987,307)
Change in net assets	(1,522,774)	(2,760,237)
Net Assets:
Beginning of period	25,152,558	27,912,795
End of period (including accumulated net investment income (loss) of $(113,699) and $(1,551), respectively)	$23,629,784	$25,152,558

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2005 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Corporation consists of five portfolios. The financial statements included herein are only those of Federated Global Equity Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The investment objective of the Fund is to obtain a total return on its assets.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	71,381	$757,904	238,307	$2,443,379
Shares redeemed	(211,558)	(2,230,348)	(769,487)	(7,704,064)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(140,177)	$(1,472,444)	(531,180)	$(5,260,685)

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	25,063	$255,884	147,974	$1,447,616
Shares redeemed	(54,915)	(561,659)	(124,244)	(1,205,389)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(29,852)	$(305,775)	23,730	$242,227

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	14,406	$146,953	49,093	$482,456
Shares redeemed	(26,299)	(270,415)	(46,012)	(451,305)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(11,893)	$(123,462)	3,081	$31,151
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(181,922)	$(1,901,681)	(504,369)	$(4,987,307)

4. FEDERAL TAX INFORMATION

At May 31, 2005, the cost of investments for federal tax purposes was $22,140,161. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $1,468,390. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,010,451 and net unrealized depreciation from investments for those securities having an excess of cost over value of $542,061.

At November 30, 2004, the Fund had a capital loss carryforward of $11,319,574 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$5,482,796
2010	$5,836,778

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp, the Fund's investment adviser (the "Adviser") receives for its services and annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSC retained $25,869 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2005, FSC retained $1,974 in sales charges from the sale of Class A Shares. FSC also retained $75 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

The Fund charges a 2.00% redemption fee to shareholders of the Funds' Class A Shares, Class B Shares, and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Investment Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as paid-in-capital. For the six months ended May 31, 2005, there were no redemption fees for Class A Shares, Class B Shares, and Class C Shares.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSSC retained $1,274 of fees paid by the Fund.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2005, the Fund's expenses were reduced by $978 under these arrangements.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2005 were as follows:

Purchases	$7,281,339
Sales	$9,924,782

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2005, the diversification of countries was as follows:

Country	Percentage of Net Assets
United States	43.0%
United Kingdom	14.2%
Japan	8.5%
Netherlands	5.4%
Switzerland	4.8%
France	3.6%
Spain	2.6%
Thailand	2.6%
South Korea	2.2%
Germany	1.8%
Taiwan	1.4%
Canada	1.4%
Luxembourg	1.1%
Bermuda	1.0%
Hong Kong	0.9%
Peru	0.9%
Italy	0.9%
Papua New Guinea	0.9%
Hungary	0.8%

8. LINE OF CREDIT

The Fund entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2005, there were no outstanding loans. During the six months ended May 31, 2005, the maximum outstanding borrowing was $298,000. The Fund had an average outstanding daily balance of $161,235 with a high and low interest rate of 3.06% and 2.50%, respectively, representing only the days the LOC was utilized. Interest expense totaled $34 for the six months ended May 31, 2005.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies, long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated Global Equity Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U870
Cusip 31428U862
Cusip 31428U854

G02336-05 (7/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Capital Appreciation Fund

Established 1997

A Portfolio of Federated World Investment Series, Inc.

8TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$9.34		$7.98		$6.36		$7.29		$9.68		$12.35
Income From Investment Operations:
Net investment income (loss)	0.06	[1]	0.02	[1]	0.02	[1]	(0.10	) [1]	(0.06	) [1]	0.58
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.04		1.34		1.60		(0.83)		(2.32)		(2.69)
TOTAL FROM INVESTMENT OPERATIONS	0.10		1.36		1.62		(0.93)		(2.38)		(2.11)
Less Distributions:
Distributions from net investment income	--		--		--		--		(0.01)		(0.56)
Net Asset Value, End of Period	$9.44		$9.34		$7.98		$6.36		$7.29		$ 9.68
Total Return [2]	1.07%		17.04	% [3]	25.47	% [4]	(12.76)%		(24.64)%		(18.33)%

Ratios to Average Net Assets:
Expenses	1.61	% [5,6]	1.65%		1.97%		1.72%		0.75%		0.15%
Net investment income (loss)	1.22	% [5]	0.27%		0.25%		(1.36)%		(0.67)%		3.99%
Expense waiver/reimbursement [7]	0.35	% [5]	0.53%		0.71%		0.44%		0.61%		0.85%
Supplemental Data:
Net assets, end of period (000 omitted)	$101,270		$101,113		$66,281		$38,529		$22,654		$40,432
Portfolio turnover	55%		133%		227%		247%		32%		11%
Redemption fees consisted of the following per share amounts	$0.00	[8]	$0.00	[8]	--		--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

4 During the year, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 1.60% for the six months ended May 31, 2005 after taking into account these expense reductions.

7 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

8 Represent less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$8.96		$7.70		$6.20		$7.15		$9.56		$12.24
Income From Investment Operations:
Net investment income (loss)	0.02	[1]	(0.04	) [1]	(0.03	) [1]	(0.15	) [1]	(0.12	) [1]	0.47
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.03		1.30		1.53		(0.80)		(2.29)		(2.66)
TOTAL FROM INVESTMENT OPERATIONS	0.05		1.26		1.50		(0.95)		(2.41)		(2.19)
Less Distributions:
Distributions from net investment income	--		--		--		--		--		(0.49)
Net Asset Value, End of Period	$9.01		$8.96		$7.70		$6.20		$7.15		$ 9.56
Total Return [2]	0.56%		16.36	% [3]	24.19	% [4]	(13.29)%		(25.21)%		(19.00)%

Ratios to Average Net Assets:
Expenses	2.40	% [5,6]	2.40%		2.72%		2.47%		1.50%		0.90%
Net investment income (loss)	0.36	% [5]	(0.50)%		(0.53)%		(2.11)%		(1.42)%		2.84%
Expense waiver/reimbursement [7]	0.35	% [5]	0.53%		0.71%		0.44%		0.61%		0.85%
Supplemental Data:
Net assets, end of period (000 omitted)	$23,389		$25,690		$16,995		$16,326		$8,950		$14,480
Portfolio turnover	55%		133%		227%		247%		32%		11%
Redemption fees consisted of the following per share amounts	$0.00	[8]	$0.00	[8]	--		--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.13% on the total return. See Notes to Financial Statements (Note 5).

4 During the year, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on total return. See Notes to Financial Statements (Note 5).

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 2.39% for the six months ended May 31, 2005 after taking into account these expense reductions

7 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

8 Represent less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$8.98		$7.72		$6.21		$7.17		$9.59		$12.28
Income From Investment Operations:
Net investment income (loss)	0.02	[1]	(0.04	) [1]	(0.04	) [1]	(0.15	) [1]	(0.12	) [1]	0.47
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.03		1.30		1.55		(0.81)		(2.30)		(2.65)
TOTAL FROM INVESTMENT OPERATIONS	0.05		1.26		1.51		(0.96)		(2.42)		(2.18)
Less Distributions:
Distributions from net investment income	--		--		--		--		--		(0.51)
Net Asset Value, End of Period	$9.03		$8.98		$7.72		$6.21		$7.17		$ 9.59
Total Return [2]	0.56%		16.32	% [3]	24.32	% [4]	(13.39)%		(25.23)%		(18.95)%

Ratios to Average Net Assets:
Expenses	2.40	% [5,6]	2.40%		2.72%		2.47%		1.50%		0.90%
Net investment income (loss)	0.53	% [5]	(0.51)%		(0.54)%		(2.14)%		(1.42)%		1.87%
Expense waiver/reimbursement [7]	0.35	% [5]	0.53%		0.71%		0.44%		0.61%		0.85%
Supplemental Data:
Net assets, end of period (000 omitted)	$17,079		$14,906		$4,721		$3,812		$2,583		$4,234
Portfolio turnover	55%		133%		227%		247%		32%		11%
Redemption fees consisted of the following per share amounts	$0.00	[8]	$0.00	[8]	--		--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.13% on the total return. See Notes to Financial Statements (Note 5).

4 During the year, the Fund was reimbursed by the Adviser for certain losses on investments, which had an impact of less than 0.01% on total return. See Notes to Financial Statements (Note 5).

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 2.39% for the six months ended May 31, 2005 after taking into account these expense reductions.

7 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

8 Represent less than $0.01.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charge (loads) on purchases or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2004	Ending Account Value 5/31/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,010.70	$ 8.07
Class B Shares	$1,000	$1,005.60	$12.00
Class C Shares	$1,000	$1,005.60	$12.00
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,016.90	$ 8.10
Class B Shares	$1,000	$1,012.96	$12.04
Class C Shares	$1,000	$1,012.90	$12.04

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.61%
Class B Shares	2.40%
Class C Shares	2.40%

Portfolio of Investments Summary Tables

At May 31, 2005, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	22.5%
Japan	15.2%
France	10.1%
Germany	9.2%
Switzerland	6.0%
Netherlands	5.2%
Australia	3.6%
Canada	3.5%
Finland	3.5%
Italy	3.2%
United States	2.3%
Belgium	1.4%
Spain	1.3%
Taiwan	1.2%
Mexico	1.1%
Brazil	1.0%
Denmark	1.0%
Greece	1.0%
Hong Kong	0.8%
Hungary	0.7%
China	0.4%
Luxembourg	0.4%
Austria	0.1%
Cash Equivalents [2]	4.5%
Other Assets and Liabilities--Net [3]	0.7%
Other Securities	0.1%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 See Statement of Assets and Liabilities.

At May 31, 2005, the Fund's sector classification composition 4 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	16.8%
Consumer Discretionary	12.7%
Healthcare	12.6%
Energy	11.0%
Consumer Staples	9.8%
Industrials	9.5%
Information Technology	7.3%
Materials	5.8%
Telecommunication Services	5.8%
Utilities	3.4%
Cash Equivalents [2]	4.5%
Other Assets and Liabilities--Net [3,5]	0.7%
Other Securities	0.1%
TOTAL	100.0%

4 Except for Other Securities and Cash Equivalents, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification System (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

5 Other Assets includes cash denominated in foreign currencies.

Portfolio of Investments

May 31, 2005 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--94.6%
		Automobiles & Components--2.3%
65,800		Aisin Seiki Co.	$1,459,823
43,300		DaimlerChrysler AG	1,737,038
		TOTAL	3,196,861
		Banks--9.1%
30,860		BNP Paribas SA	2,074,125
104,750		Banca Popolare di Verona	1,896,654
120,900		HSBC Holdings PLC	1,914,405
24,100		KBC Groupe	1,953,624
41,600		National Bank of Greece	1,388,934
1,610	[1]	Raiffeisen International Bank	96,088
65,219		Royal Bank of Scotland PLC, Edinburgh	1,914,321
260		Sumitomo Mitsui Financial Group, Inc.	1,682,813
		TOTAL	12,920,964
		Capital Goods--4.7%
16,200		SMC Corp.	1,713,844
24,500		Schneider Electric SA	1,801,312
336,000		Shimizu Corp.	1,490,009
102,570		Smiths Industries	1,638,808
		TOTAL	6,643,973
		Commercial Services & Supplies--2.0%
27,400		Adecco SA	1,296,441
213,100		Capita Group PLC	1,482,851
		TOTAL	2,779,292
		Consumer Durables & Apparel--1.4%
126,000		Sharp Corp.	1,950,839
		Consumer Services--1.2%
441,000		Compass Group PLC	1,739,216
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Diversified Financials--1.9%
19,900		Acom Co. Ltd.	$1,276,766
17,600		UBS AG	1,356,584
		TOTAL	2,633,350
		Energy--11.0%
320,319		BP PLC	3,208,479
1,704,000		China Petroleum and Chemical Corp. (Sinopec)	630,303
61,100		ENI SpA	1,565,814
95,900	[1]	Neste Oil Oyj	2,141,876
313,500		Nippon Mining Holdings, Inc.	1,710,851
25,700		Petro-Canada	1,441,428
30,240		Petroleo Brasileiro SA, ADR	1,427,328
19,200	[1]	Precision Drilling Corp.	1,515,072
9,010		Total SA, Class B	1,990,900
		TOTAL	15,632,051
		Food & Staples Retailing--3.3%
142,250		Ahold NV	1,071,973
33,900		Metro AG	1,688,713
335,977		Tesco PLC	1,910,154
		TOTAL	4,670,840
		Food Beverage & Tobacco--6.5%
28,200		Carlsberg A/S, Class B	1,380,014
28,100		Fomento Economico Mexicano, SA de C.V., ADR	1,538,475
120		Japan Tobacco, Inc.	1,567,977
36,160	[1]	Koninklijke Numico NV	1,442,137
5,600		Nestle SA	1,473,481
27,400		Unilever N.V.	1,816,784
		TOTAL	9,218,868
		Healthcare Equipment & Services--3.2%
11,700		Celesio AG	962,016
17,800		Fresenius Medical Care AG	1,398,033
222,700		Smith & Nephew PLC	2,198,500
		TOTAL	4,558,549
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Insurance--5.8%
84,220		AXA	$2,051,593
15,600		Allianz AG Holding	1,836,956
54,800		ING Canada, Inc.	1,479,146
482,200	[1]	Promina Group Ltd.	1,850,140
15,200		Swiss Re	940,780
		TOTAL	8,158,615
		Materials--5.8%
142,200		BHP Billiton Ltd.	1,781,458
50,900		Bayer AG	1,708,621
68,200	[1]	JFE Holdings, Inc.	1,713,429
329,000		Taiyo Nippon Sanso Corp.	1,642,328
67,280		UPM - Kymmene Oyj	1,305,779
		TOTAL	8,151,615
		Media--7.0%
196,420		British Sky Broadcasting Group PLC	1,946,129
804,900		ITV PLC	1,674,968
19,000		Lagardere S.C.A.	1,352,210
10,500	[1]	NTL, Inc.	674,940
92,605		News Corp., Inc., Class B, GDR	1,561,163
145,800		Pearson PLC	1,744,420
48,000	[1]	Telewest Global	1,003,680
		TOTAL	9,957,510
		Pharmaceuticals & Biotechnology--9.4%
20,200		AstraZeneca PLC	858,479
136,551		GlaxoSmithKline PLC	3,371,504
44,700		Novartis AG	2,180,744
10,210		Roche Holding AG	1,286,055
26,192		Sanofi-Aventis	2,360,288
44,900		Shire Pharmaceuticals Group PLC, ADR	1,437,249
38,800		Takeda Pharmaceutical Co. Ltd.	1,866,146
		TOTAL	13,360,465
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Retailing--0.8%
750,000		Lifestyle International Holdings Ltd.	$1,142,300
		Software & Services--2.1%
21,600	[1]	Atos SA	1,335,866
10,215		SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)	1,683,098
		TOTAL	3,018,964
		Technology Hardware & Equipment--5.1%
917,000		Acer Sertek, Inc.	1,733,991
50,200	[1]	Celestica, Inc.	640,050
7,500		Keyence Corp.	1,636,991
85,910		Nokia Oyj	1,447,803
440,000		Toshiba Corp.	1,794,813
		TOTAL	7,253,648
		Telecommunication Services--5.8%
100,980		Deutsche Telekom AG, Class REG	1,875,987
45,850		France Telecommunications	1,295,746
165,900		Koninklijke KPN NV	1,315,926
259,000		Magyar Telekom	1,003,634
32,900		Millicom International Cellular S. A., ADR	588,252
843,279		Vodafone Group PLC	2,124,396
		TOTAL	8,203,941
		Transportation--2.8%
142,800		British Airways	710,641
578,600		Macquarie Airports	1,594,409
66,700		TNT NV	1,707,025
		TOTAL	4,012,075
		Utilities--3.4%
85,000		Endesa SA	1,846,372
111,800		Enel SpA	1,003,762
236,300		Scottish Power PLC	1,988,482
		TOTAL	4,838,616
		TOTAL COMMON STOCKS (IDENTIFIED COST $122,845,678)	134,042,552
Shares or Prinicpal Amount			Value in U.S. Dollars
		PURCHASED PUT OPTIONS--0.1%
186		DJ Euro Stoxx Put, Expiration Date 12/16/2005 (identified cost $334,695)	$135,041
		REPURCHASE AGREEMENT--4.5%
$6,423,000		Interest in $3,070,000,000 joint repurchase agreement with Barclays Capital, Inc., 3.08%, dated 5/31/2005 to be repurchased at $6,423,550 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/5/2008, collateral market value $3,131,400,678 (AT AMORTIZED COST)	6,423,000
		TOTAL INVESTMENTS--99.2% (IDENTIFIED COST $129,603,373) [2]	140,600,593
		OTHER ASSETS AND LIABILITIES - NET--0.8%	1,137,690
		TOTAL NET ASSETS--100%	$141,738,283

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $129,603,373.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $129,603,373)		$140,600,593
Cash denominated in foreign currencies (identified cost $1,047,092)		1,054,272
Cash		19,650
Income receivable		596,521
Receivable for investments sold		84,122
Receivable for shares sold		95,502
Receivable for foreign currency sold		406,940
TOTAL ASSETS		142,857,600
Liabilities:
Payable for investments purchased	$610,686
Payable for shares redeemed	219,507
Payable for foreign currency purchased	59,215
Payable for transfer and dividend disbursing agent fees and expenses	33,237
Payable for distribution services fee (Note 5)	25,906
Payable for shareholder services fee (Note 5)	100,020
Payable for printing and postage	21,025
Accrued expenses	49,721
TOTAL LIABILITIES		1,119,317
Net assets for 15,212,022 shares outstanding		$141,738,283
Net Assets Consist of:
Paid-in capital		$142,563,946
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		11,350,284
Accumulated net realized loss on investments and foreign currency transactions		(12,887,083)
Undistributed net investment income		711,136
TOTAL NET ASSETS		$141,738,283
Net Asset Value, Offering Price and Redemption Proceeds per Share
Class A Shares:
Net asset value per share ($101,270,078 ÷ 10,725,869 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$9.44
Offering price per share (100/94.50 of $9.44) [1]		$9.99
Redemption proceeds per share (98/100 of $9.44)		$9.25
Class B Shares:
Net asset value per share ($23,389,023 ÷ 2,595,303 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$9.01
Offering price per share		$9.01
Redemption proceeds per share (92.50/100 of $9.01) [1]		$8.33
Class C Shares:
Net asset value per share ($17,079,182 ÷ 1,890,850 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$9.03
Offering price per share (100/99.00 of $9.03) [1]		$9.12
Redemption proceeds per share (97.00/100 of $9.03) [1]		$8.76

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2005 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $263,305)			$1,982,284
Interest			54,312
TOTAL INCOME			2,036,596
Expenses:
Investment adviser fee (Note 5)		$903,682
Administrative personnel and services fee (Note 5)		114,685
Custodian fees		40,366
Transfer and dividend disbursing agent fees and expenses		117,407
Directors'/Trustees' fees		1,146
Auditing fees		8,975
Legal fees		3,913
Portfolio accounting fees		28,095
Distribution services fee--Class B Shares (Note 5)		95,014
Distribution services fee--Class C Shares (Note 5)		59,090
Shareholder services fee--Class A Shares (Note 5)		109,213
Shareholder services fee--Class B Shares (Note 5)		31,671
Shareholder services fee--Class C Shares (Note 5)		19,569
Share registration costs		17,368
Printing and postage		18,650
Insurance premiums		4,326
Interest expense		8
Taxes		6,014
Miscellaneous		1,629
TOTAL EXPENSES		1,580,821
Waivers (Note 5):
Waiver of investment adviser fee	$(231,345)
Fees paid indirectly from directed broker arrangements	(8,494)
Waiver of administrative personnel and services fee	(21,716)
TOTAL WAIVERS		(261,555)
Net expenses			1,319,266
Net investment income			717,330
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			6,450,591
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(5,898,974)
Net realized and unrealized gain on investments and foreign currency transactions			551,617
Change in net assets resulting from operations			$1,268,947

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2005	Year Ended 11/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$717,330	$89,353
Net realized gain on investments and foreign currency transactions	6,450,591	9,703,000
Net increase due to reimbursement from Adviser (Note 5)	--	66,753
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(5,898,974)	7,393,430
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,268,947	17,252,536
Share Transactions:
Proceeds from sale of shares	20,677,439	38,125,202
Proceeds from shares issued in connection with the tax free transfer of assets from Federated European Equity Fund	--	18,196,700
Cost of shares redeemed	(21,916,898)	(19,862,637)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,239,459)	36,459,265
Change in net assets	29,488	53,711,801
Net Assets:
Beginning of period	141,708,795	87,996,994
End of period (including undistributed net investment income of $711,136 and $318,404, respectively)	$141,738,283	$141,708,795

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2005 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of five portfolios. The financial statements included herein are only those of Federated International Capital Appreciation Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A, Class B, and Class C Shares. The primary investment objective of the Fund is to provide long-term growth of capital.

On October 22, 2004, the Fund received a tax-free transfer of assets from Federated European Equity Fund as follows:

Share Class	Shares of the Fund Issued	Federated European Net Assets Received	Unrealized Appreciation [1]	Net Assets of Fund Prior to Combination	Net Assets of Federated European Equity Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Class A	584,749	$ 5,058,079	$1,543,867	$ 86,909,677	$ 5,058,079	$ 91,967,756
Class B	817,271	6,783,346	404,656	17,338,578	6,783,346	24,121,924
Class C	763,855	6,355,275	234,499	7,590,651	6,355,275	13,945,926
TOTAL	2,165,875	$18,196,700	$2,183,022	$111,838,906	$18,196,700	$130,035,606

1 Unrealized Appreciation is included in the Federal European Equity Fund net assets received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase and reverse repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discount on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. At May 31, 2005, the Fund had outstanding foreign currency commitments as follows:

Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Purchased:
8/4/2005	2,750,000 EURO	$3,450,013	$3,390,798	$(59,215)
Contracts Sold:
8/4/2005	2,000,000 EURO	$2,608,960	$2,466,035	$142,925
8/4/2005	3,500,000 EURO	$4,579,575	$4,315,560	$264,015
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$347,725

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,411,812	$13,584,664	3,379,200	$29,523,203
Shares issued in connection with tax-free transfer of assets from Federated European Equity Fund	--	--	584,749	5,058,079
Shares redeemed	(1,507,181)	(14,450,496)	(1,452,413)	(12,443,962)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(95,369)	$(865,832)	2,511,536	$22,137,320

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	219,960	$2,029,223	483,355	$4,041,467
Shares issued in connection with tax-free transfer of assets from Federated European Equity Fund	--	--	817,271	6,783,346
Shares redeemed	(492,633)	(4,538,394)	(638,546)	(5,223,365)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(272,673)	$(2,509,171)	662,080	$5,601,448

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	547,837	$5,063,552	547,452	$4,560,532
Shares issued in connection with tax-free transfer of assets from Federated European Equity Fund	--	--	763,855	6,355,275
Shares redeemed	(317,313)	(2,928,008)	(262,412)	(2,195,310)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	230,524	$2,135,544	1,048,895	$8,720,497
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(137,518)	$(1,239,459)	4,222,511	$36,459,265

4. FEDERAL TAX INFORMATION

At May 31, 2005, the cost of investments for federal tax purposes was $129,603,373. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates was $10,997,220. This consists of net unrealized appreciation from investment for those securities having an excess of value cost of $14,207,840 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,210,620.

At November 30, 2004, the Fund had a capital loss carryforward of $19,049,332 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$4,801,416
2009	$6,472,390
2010	$7,775,526

As a result of the tax-free transfer of assets from Federated European Equity Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee up to or equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

During the six months ended May 31, 2005, Class A Shares did not incur a distribution services fee.

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSC retained $4,469 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2005, FSC retained $5,563 in sales charges from the sale of Class A Shares. FSC also retained $1,053 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

Effective May 15, 2004, the Fund began imposing a 2.00% redemption fee to shareholders of the Fund's Class A Shares who redeem shares held for 30 days or less. Effective August 1, 2004, the Fund began imposing a 2.00% redemption fee to shareholders of the Fund's Class B Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Investment Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as paid-in-capital. For the six months ended May 31, 2005, the redemption fees for Class A Shares, Class B Shares, and Class C Shares amounted to $1,002, $243, and $153, respectively.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSSC retained $1,565 of fees paid by the Fund.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Directors of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $66,753, which relates to contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federal employees after the Funds' closing times.

For the year ended November 30, 2003, the Fund's Adviser made a voluntary contribution to the Fund of $21,344 for losses on investments inadvertently purchased by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2005 were as follows:

Purchases	$75,691,278
Sales	$78,301,609

8. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2005, the diversification of countries was as follows:

Country	Percentage of Net Assets	Country	Percentage of Net Assets
United Kingdom	22.5%	Spain	1.3%
Japan	15.2%	Taiwan	1.2%
France	10.1%	Mexico	1.1%
Germany	9.2%	Brazil	1.0%
Switzerland	6.0%	Denmark	1.0%
Netherlands	5.2%	Greece	1.0%
Australia	3.6%	Hong Kong	0.8%
Canada	3.5%	Hungary	0.7%
Finland	3.5%	China	0.4%
Italy	3.2%	Luxembourg	0.4%
United States	2.3%	Austria	0.1%
Belgium	1.4%

9. LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2005, there were no outstanding loans. During the six months ended May 31, 2005, the maximum outstanding borrowing was $101,000. The fund had an average outstanding daily balance of $101,000 with a high and low interest rate of 3.0625%, representing only the days the LOC was utilized. Interest expense totaled $8 for the six months ended May 31, 2005.

10. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated International Capital Appreciation Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U813
Cusip 31428U797
Cusip 31428U789

G02418-01 (7/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International High Income Fund

Established 1996

A Portfolio of Federated World Investment Series, Inc.

9TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$8.69		$8.56	$7.09	$7.22		$7.01	$7.71
Income From Investment Operations:
Net investment income	0.30		0.67	0.71	0.80	[1,2]	0.82	0.78
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.15		0.20	1.43	(0.17	) [2]	0.21	(0.70)
TOTAL FROM INVESTMENT OPERATIONS	0.45		0.87	2.14	0.63		1.03	0.08
Less Distributions:
Distributions from net investment income	(0.31)		(0.74)	(0.67)	(0.76)		(0.80)	(0.35)
Distributions from paid in capital [3]	--		--	--	--		(0.02)	(0.43)
TOTAL DISTRIBUTIONS	(0.31)		(0.74)	(0.67)	(0.76)		(0.82)	(0.78)
Net Asset Value, End of Period	$8.83		$8.69	$8.56	$7.09		$7.22	$7.01
Total Return [4]	5.21%		10.73%	31.27%	9.06%		15.33%	0.84%

Ratios to Average Net Assets:
Expenses	1.15	% [5]	1.16%	1.16%	1.16%		1.16%	1.10%
Net investment income	6.78	% [5]	7.11%	8.37%	11.07	% [2]	12.16%	10.55%
Expense waiver/reimbursement [6]	0.39	% [5]	0.37%	0.31%	0.44%		0.61%	0.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$75,245		$66,396	$70,690	$75,452		$31,346	$18,170
Portfolio turnover	19%		39%	108%	120%		161%	236%

1 Per share information is based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.04, decrease net realized and unrealized gain/loss per share by $0.04, and increase the ratio of net investment income to average net assets from 10.52% to 11.07%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$8.69		$8.56	$7.09	$7.22		$7.01	$7.71
Income From Investment Operations:
Net investment income	0.26		0.61	0.66	0.75	[1,2]	0.76	0.73
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.16		0.19	1.42	(0.17	) [2]	0.22	(0.71)
TOTAL FROM INVESTMENT OPERATIONS	0.42		0.80	2.08	0.58		0.98	0.02
Less Distributions:
Distributions from net investment income	(0.27)		(0.67)	(0.61)	(0.71)		(0.75)	(0.32)
Distributions from paid in capital [3]	--		--	--	--		(0.02)	(0.40)
TOTAL DISTRIBUTIONS	(0.27)		(0.67)	(0.61)	(0.71)		(0.77)	(0.72)
Net Asset Value, End of Period	$8.84		$8.69	$8.56	$7.09		$7.22	$7.01
Total Return [4]	4.92%		9.90%	30.28%	8.26%		14.48%	0.07%

Ratios to Average Net Assets:
Expenses	1.92	% [5]	1.91%	1.91%	1.91%		1.91%	1.85%
Net investment income	5.97	% [5]	6.34%	7.62%	10.34	% [2]	11.36%	9.75%
Expense waiver/reimbursement [6]	0.39	% [5]	0.37%	0.31%	0.44%		0.61%	0.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$62,651		$69,973	$77,473	$60,477		$54,552	$57,171
Portfolio turnover	19%		39%	108%	120%		161%	236%

1 Per share information is based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.04, decrease net realized and unrealized gain/loss per share by $0.04, and increase the ratio of net investment income to average net assets from 9.79% to 10.34%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004	2003	2002		2001	2000
Net Asset Value, Beginning of Period	$8.68		$8.55	$7.09	$7.22		$7.01	$7.71
Income From Investment Operations:
Net investment income	0.26		0.61	0.67	0.75	[1,2]	0.75	0.72
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.16		0.19	1.40	(0.17	) [2]	0.23	(0.70)
TOTAL FROM INVESTMENT OPERATIONS	0.42		0.80	2.07	0.58		0.98	0.02
Less Distributions:
Distributions from net investment income	(0.27)		(0.67)	(0.61)	(0.71)		(0.75)	(0.32)
Distributions from paid in capital [3]	--		--	--	--		(0.02)	(0.40)
TOTAL DISTRIBUTIONS	(0.27)		(0.67)	(0.61)	(0.71)		(0.77)	(0.72)
Net Asset Value, End of Period	$8.83		$8.68	$8.55	$7.09		$7.22	$7.01
Total Return [4]	4.93%		9.90%	30.17%	8.26%		14.47%	0.07%

Ratios to Average Net Assets:
Expenses	1.92	% [5]	1.91%	1.91%	1.91%		1.91%	1.85%
Net investment income	6.00	% [5]	6.34%	7.62%	10.34	% [2]	11.36%	9.75%
Expense waiver/reimbursement [6]	0.39	% [5]	0.37%	0.31%	0.44%		0.61%	0.78%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,259		$19,270	$15,260	$9,656		$6,479	$5,461
Portfolio turnover	19%		39%	108%	120%		161%	236%

1 Per share information is based on average shares outstanding.

2 Effective December 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to increase net investment income per share by $0.04, decrease net realized and unrealized gain/loss per share by $0.04, and increase the ratio of net investment income to average net assets from 9.79% to 10.34%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Represents a return of capital for federal income tax purposes.

4 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charge (loads) on purchases or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2004	Ending Account Value 5/31/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,052.10	$5.88
Class B Shares	$1,000	$1,049.20	$9.81
Class C Shares	$1,000	$1,049.30	$9.81
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.20	$5.79
Class B Shares	$1,000	$1,015.36	$9.65
Class C Shares	$1,000	$1,015.36	$9.65

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.15%
Class B Shares	1.92%
Class C Shares	1.92%

Portfolio of Investments Summary Tables

At May 31, 2005, the Fund's credit-quality ratings composition 1 was as follows:

S&P Long-Term Ratings as Percentage of Total Net Assets [2]		Moody's Long-Term Ratings as Percentage of Total Net Assets [2]
A	4.9%	A	1.7%
BBB	9.0%	Baa	25.3%
BB	57.3%	Ba	16.4%
B	14.8%	B	38.2%
CCC	1.4%	Caa	2.7%
Not Rated by S&P 3	0.9%	Not Rated by Moody's 3	4.0%
Other Securities [4]	1.2%	Other Securities [4]	1.2%
Cash Equivalents [5]	8.7%	Cash Equivalents [5]	8.7%
Other Assets and Liabilities--Net [6]	1.8%	Other Assets and Liabilities--Net [6]	1.8%
TOTAL	100.0%	TOTAL	100.0%

1 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO).

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payment and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information.

2 As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company.

3 Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category. Of the portfolio's total net assets, 0.85% are fixed-income securities (excluding cash equivalents) that do not have long-term, credit-quality ratings by either of these NRSROs.

4 Other Securities include common stock and options that do not qualify for credit ratings from an NRSRO.

5 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

6 See Statement of Assets and Liabilities.

At May 31, 2005, the Fund's issuer country and currency exposure composition 7 were as follows:

Country	Country Exposure as a Percentage of Total Net Assets [2]	Currency Exposure as a Percentage of Total Net Assets [2]
Russia	22.8%	0.0%
Brazil	17.7%	0.0%
Mexico	13.0%	3.3%
Venezuela	7.6%	0.0%
Turkey	7.1%	2.2%
Colombia	5.2%	0.0%
Philippines	5.0%	0.0%
Peru	2.4%	0.0%
Netherlands	1.7%	0.0%
Malaysia	1.6%	0.0%
Spain	1.2%	0.0%
El Salvador	0.9%	0.0%
Ukrainian SSR	0.9%	0.0%
Bulgaria	0.8%	0.0%
Argentina	0.8%	0.0%
United States	0.6%	78.3%
Kazakhstan	0.1%	0.0%
Panama	0.1%	0.0%
Euro	0.0%	5.7%
Cash Equivalents [5]	8.7%	8.7%
Other Assets and Liabilities--Net [6]	1.8%	1.8%
TOTAL	100.0%	100.0%

7 This table depicts the fund's exposure to various countries and currencies through its investment in foreign fixed-income securities. With respect to foreign corporate fixed-income securities, country allocations are based primarily on the country in which the issuing company (the "Issuer") is incorporated. However, the Fund's adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's office, the location of the principal trading market for the Issuer's securities, or the country from which a majority of the Issuer's revenue is derived.

Portfolio of Investments

May 31, 2005 (unaudited)

Shares or Foreign Currency Par Amount			Value in U.S. Dollars
		COMMON STOCKS--1.2%
		Telecommunications & Cellular--1.2%
1,285,485	[1]	Jazztel PLC (identified cost $1,434,323)	$1,914,042
		CORPORATE BONDS--24.1%
		Brewing--1.7%
$2,500,000	[2]	Bavaria, Series 144A, 8.875%, 11/1/2010	2,750,000
		Broadcast Radio & TV--1.9%
2,500,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	2,967,525
		Building Materials--0.6%
1,000,000	[2]	EB Holdings, Inc., Sr. Note, Series 144A, 10.00%, 2/15/2015	925,989
		Cable & Wireless Television--1.2%
480,000		Innova S De R.L., 9.375%, 9/19/2013	535,200
2,500,000	[1]	Satelites Mexicanos SA, Sr. Note, 10.125%, 1/31/2006	1,337,500
		TOTAL	1,872,700
		Container & Glass Products--1.9%
790,000		Vicap SA, Sr. Note, Series EXCH, 11.375%, 5/15/2007	744,575
2,550,000	[2]	Vitro SA, Note, Series 144A, 11.75%, 11/1/2013	2,186,625
		TOTAL	2,931,200
		Hotels, Motels, Inns & Casinos--1.0%
1,500,000	[2]	Grupo Posadas SA de C.V., Sr. Note, 8.75%, 10/4/2011	1,578,750
		Oil & Gas--8.7%
2,500,000		Bluewater Finance Ltd., Company Guarantee, 10.25%, 2/15/2012	2,625,000
2,750,000	[2]	Gaz Capital SA, Note, Series 144A, 8.625%, 4/28/2034	3,320,625
2,200,000	[2]	Gazprom, Note, Series 144A, 9.625%, 3/1/2013	2,651,000
1,900,000		Petronas Capital Ltd., Series REGS, 7.875%, 5/22/2022	2,367,161
3,000,000	[2]	Petrozuata Finance, Inc., Company Guarantee, Series 144A, 8.22%, 4/1/2017	2,820,000
		TOTAL	13,783,786
		Sovereign--2.6%
3,250,000	[2]	Aries Vermogensverwaltng, Credit-Linked Note, Series 144A, 9.60%, 10/25/2014	4,180,312
		Steel--2.4%
1,200,000	[2]	CSN Islands IX Corp., Sr. Note, Series 144A, 10.00%, 1/15/2015	1,290,000
2,325,000	[2]	CSN Islands VIII Corp., Company Guarantee, Series 144A, 9.75%, 12/16/2013	2,487,750
		TOTAL	3,777,750
Foreign Currency Par Amount			Value in U.S. Dollars
		CORPORATE BONDS--continued
		Telecommunications & Cellular--1.5%
$2,000,000		Philippine Long Distance Telephone Co., Sr. Unsub., 11.375%, 5/15/2012	$2,385,000
		Utilities--0.6%
900,000	[2]	CIA Saneamento Basico, Note, Series 144A, 12.00%, 6/20/2008	1,012,500
		TOTAL CORPORATE BONDS (IDENTIFIED COST $35,359,275)	38,165,512
		GOVERNMENTS/AGENCIES--57.6%
		Sovereign--57.6%
1,300,000		Argentina, Government of, Bond, 3.01%, 8/3/2012	1,157,650
2,500,000		Brazil, Government of, 14.50%, 10/15/2009	3,268,750
2,017,673		Brazil, Government of, 4.3125%, 4/15/2012	1,936,966
500,000		Brazil, Government of, 8.875%, 10/14/2019	523,500
5,100,000		Brazil, Government of, Bond, 11.50%, 3/12/2008	5,890,500
2,005,431		Brazil, Government of, C Bond, 8.00%, 4/15/2014	2,045,540
4,500,000		Brazil, Government of, Note, 12.00%, 4/15/2010	5,490,000
1,500,000		Brazil, Government of, Note, 8.75%, 2/4/2025	1,518,750
900,000		Bulgaria, Government of, Bond, 8.25%, 1/15/2015	1,126,665
700,000		Colombia, Government of, Note, 10.50%, 7/9/2010	824,250
2,700,000		Colombia, Government of, Unsub., 11.375%, 1/31/2008	3,892,788
1,200,000		El Salvador, Government of, Bond, 7.75%, 1/24/2023	1,315,800
23,690,500		Mexico, Government of, 8.00%, 12/7/2023	1,818,520
800,000		Mexico, Government of, Bond, 11.50%, 5/15/2026	1,284,000
36,518,900		Mexico, Government of, Bond, 8.00%, 12/19/2013	3,032,743
3,200,000		Mexico, Government of, Note, 8.125%, 12/30/2019	3,913,440
1,750,000		Peru, Government of, Note, 9.875%, 2/6/2015	2,136,750
1,000,000		Philippines, Government of, 9.375%, 1/18/2017	1,086,000
1,250,000		Philippines, Government of, 9.875%, 1/15/2019	1,359,375
725,000		Philippines, Government of, Note, 10.625%, 3/16/2025	815,625
1,400,000		Philippines, Government of, Note, 8.25%, 1/15/2014	1,431,500
1,000,000		Republic of Peru, 7.50%, 10/14/2014	1,362,834
4,900,000		Russia, Government of, 10.00%, 6/26/2007	5,428,710
4,400,000		Russia, Government of, 8.25%, 3/31/2010	4,809,860
750,000		Russia, Government of, Unsub., 12.75%, 6/24/2028	1,333,650
10,800,000		Russia, Government of, Unsub., 5.00%, 3/31/2030	11,866,500
3,350,000		Turkey, Government of, 11.00%, 1/14/2013	4,180,800
400,000		Turkey, Government of, 9.50%, 1/15/2014	466,000
Foreign Currency Par Amount or Shares			Value in U.S. Dollars
		GOVERNMENTS/AGENCIES--continued
		Sovereign--continued
$2,000,000		Turkey, Government of, Bond, 25.00%, 11/16/2005	$1,540,491
2,800,000	[1]	Turkey, Government of, Bond, 8/24/2005	1,988,585
1,500,000		Turkey, Government of, Note, 7.375%, 2/5/2025	1,461,000
825,000		Turkey, Government of, Sr. Unsub., 12.375%, 6/15/2009	1,012,110
634,695		Ukraine, Government of, Sr. Note, 10.00%, 3/15/2007	842,490
410,685		Ukraine, Government of, Sr. Note, 11.00%, 3/15/2007	437,975
2,630,000		Venezuela, Government of, 10.75%, 9/19/2013	2,998,200
1,100,000		Venezuela, Government of, 8.50%, 10/8/2014	1,108,250
2,370,000		Venezuela, Government of, Bond, 9.25%, 9/15/2027	2,394,885
550,000		Venezuela, Government of, Par Bond, 6.75%, 3/31/2020	548,900
1,500,000		Venezuela, Government of, Unsub., 5.375%, 8/7/2010	1,357,500
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $83,132,980)	91,007,852
		PURCHASED PUT OPTION--0.0%
4,700,000		State Street MXN PUT/USD CALL, Expiration Date, 6/10/2005 (identified cost $54,285)	141
		MUTUAL FUND--7.4% [3]
690,361		Emerging Markets Fixed Income Core Fund (identified cost $8,145,403)	11,679,031
		REPURCHASE AGREEMENT--8.0%
12,713,000		Interest in $3,070,000,000 joint repurchase agreement with Barclays Capital, Inc., 3.08%, dated 5/31/2005 to be repurchased at $12,714,088 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/5/2008, collateral market value $3,131,400,678 (at amortized cost)	12,713,000
		TOTAL INVESTMENTS--98.3% (IDENTIFIED COST $140,839,266) [4]	155,479,578
		OTHER ASSETS AND LIABILITIES - NET--1.7%	2,675,807
		TOTAL NET ASSETS--100%	$158,155,385

1 Non-income producing security.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Directors, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At May 31, 2005, these securities amounted to $25,203,551 which represents 15.9% of total net assets.

3 Affiliated company.

4 The cost of investments for federal tax purposes amounts to $141,454,849.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2005 (unaudited)

Assets:
Total investments in securities, at value including $11,679,031 of investments in affiliated issuers (Note 5) (identified cost $140,839,266)		$155,479,578
Cash		12,931
Cash denominated in foreign currencies (identified cost $485,983)		466,593
Income receivable		2,492,895
Receivable for shares sold		262,234
TOTAL ASSETS		158,714,231
Liabilities:
Payable for shares redeemed	$324,001
Payable for transfer and dividend disbursing agent fees and expenses	45,111
Payable for distribution services fees (Note 5)	52,559
Payable for shareholder services fees (Note 5)	87,821
Payable for custodian fee	17,100
Payable for printing and postage expenses	11,582
Accrued expenses	20,672
TOTAL LIABILITIES		558,846
Net assets for 17,904,875 shares outstanding		$158,155,385
Net Assets Consist of:
Paid-in capital		$145,937,490
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		14,612,433
Accumulated net realized loss on investments and foreign currency transactions		(1,925,919)
Distributions in excess of net investment income		(468,619)
TOTAL NET ASSETS		$158,155,385
Net Asset Value, Offering Price and Redemption Proceeds per Share
Class A Shares:
Net asset value per share ($75,245,184 ÷ 8,520,276 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$8.83
Offering price per share (100/95.50 of $8.83) [1]		$9.25
Redemption proceeds per share		$8.83
Class B Shares:
Net asset value per share ($62,650,958 ÷ 7,090,184 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$8.84
Offering price per share		$8.84
Redemption proceeds per share (94.50/100 of $8.84) [1]		$8.35
Class C Shares:
Net asset value per share ($20,259,243 ÷ 2,294,415 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$8.83
Offering price per share (100/99.00 of $8.83) [1]		$8.92
Redemption proceeds per share (99.00/100 of $8.83) [1]		$8.74

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2005 (unaudited)

Investment Income:
Interest			$5,815,808
Dividends received from affiliated issuers (Note 5)			23
Investment income allocated from affiliated partnership (Note 5)			433,952
TOTAL INCOME			6,249,783
Expenses:
Investment adviser fee (Note 5)		$671,731
Administrative personnel and services fee (Note 5)		114,685
Custodian fees		22,685
Transfer and dividend disbursing agent fees and expenses		123,375
Directors'/Trustees' fees		1,187
Auditing fees		8,975
Legal fees		4,163
Portfolio accounting fees		24,522
Distribution services fee--Class B Shares (Note 5)		249,340
Distribution services fee--Class C Shares (Note 5)		73,394
Shareholder services fee--Class A Shares (Note 5)		82,196
Shareholder services fee--Class B Shares (Note 5)		83,113
Shareholder services fee--Class C Shares (Note 5)		24,448
Share registration costs		21,118
Printing and postage		18,713
Insurance premiums		4,465
Taxes		16,576
Miscellaneous		1,841
Expenses before allocation		1,546,527
Expenses allocated from partnership (Note 5)		3,082
TOTAL EXPENSES		1,549,609
Waivers (Note 5):
Waiver of investment adviser fee	$(289,370)
Waiver of administrative personnel and services fee	(21,648)
TOTAL WAIVERS		(311,018)
Net expenses			1,238,591
Net investment income			5,011,192
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $39,758)			2,124,379
Net realized gain allocated from partnership			204,154
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			372,839
Net realized and unrealized gain on investments and foreign currency transactions			2,701,372
Change in net assets resulting from operations			$7,712,564

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2005	Year Ended 11/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,011,192	$10,298,731
Net realized gain on investments including allocation from partnership and foreign currency transactions	2,328,533	2,004,753
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	372,839	1,880,048
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,712,564	14,183,532
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,517,506)	(5,733,061)
Class B Shares	(2,055,804)	(5,792,688)
Class C Shares	(607,866)	(1,366,865)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,181,176)	(12,892,614)
Share Transactions:
Proceeds from sale of shares	28,048,824	53,380,588
Net asset value of shares issued to shareholders in payment of distributions declared	2,664,157	6,680,116
Cost of shares redeemed	(30,728,197)	(69,135,578)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(15,216)	(9,074,874)
Change in net assets	2,516,172	(7,783,956)
Net Assets:
Beginning of period	155,639,213	163,423,169
End of period (including distributions in excess of net investment income of $(468,619) and $(298,635), respectively)	$158,155,385	$155,639,213

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2005 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of five portfolios. The financial statements included herein are only those of Federated International High Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The investment objective of the Fund is to seek a high level of current income.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At May 31, 2005, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Options Contracts

The Fund may write option contracts. A written option obligates the Fund to deliver a call, or to receive a put, at the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the six months ended May 31, 2005, the Fund had no realized gain (loss) on written options.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2,327,750	$20,521,962	3,697,666	$31,539,304
Shares issued to shareholders in payment of distributions declared	185,095	1,621,461	467,205	3,963,583
Shares redeemed	(1,636,802)	(14,362,531)	(4,782,522)	(40,197,605)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	876,043	$7,780,892	(617,651)	$(4,694,718)

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	515,264	$4,539,626	1,515,887	$12,862,732
Shares issued to shareholders in payment of distributions declared	87,042	762,838	242,891	2,058,419
Shares redeemed	(1,564,047)	(13,772,197)	(2,757,519)	(23,145,000)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(961,741)	$(8,469,733)	(998,741)	$(8,223,849)

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	338,719	$2,987,236	1,044,753	$8,978,552
Shares issued to shareholders in payment of distributions declared	31,961	279,858	77,767	658,114
Shares redeemed	(295,151)	(2,593,469)	(687,519)	(5,792,973)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	75,529	$673,625	435,001	$3,843,693
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(10,169)	$(15,216)	(1,181,391)	$(9,074,874)

4. FEDERAL TAX INFORMATION

At May 31, 2005, the cost of investments for federal tax purposes was $141,454,849. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $14,024,729. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,626,833 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,602,104.

At November 30, 2004, the Fund had a capital loss carryforward of $2,175,253 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$2,175,253

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.85% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other Funds, which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse certain investment adviser fees as a result of these transactions. Income distributions earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Emerging Markets Fixed Income Core Fund	$433,952
Prime Value Obligations Fund	$23

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSC retained $21,924 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2005, FSC retained $18,028 in sales charges from the sale of Class A Shares. FSC also retained $1,443 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2005, were as follows:

Purchases	$28,144,210
Sales	$35,916,953

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2005, the diversification of countries was as follows:

Country	Percentage of Net Assets
Russia	21.3%
Brazil	16.1%
Mexico	12.3%
Venezuela	7.1%
Turkey	6.7%
Colombia	4.7%
Philippines	4.5%
Peru	2.2%
Netherlands	1.7%
Malaysia	1.5%
Spain	1.2%
El Salvador	0.8%
Ukrainian SSR	0.8%
Argentina	0.7%
Bulgaria	0.7%
United States	0.6%

8. LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2005, there were no outstanding loans. During the six months ended May 31, 2005, the Fund did not utilize the LOC. Interest expense totaled $0 for the six months ended May 31, 2005.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated International High Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U771
Cusip 31428U763
Cusip 31428U755

G01949-02 (7/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Small Company Fund

Established 1996

A Portfolio of Federated World Investment Series, Inc.

9TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$26.28		$21.50		$15.27		$17.53		$25.00		$35.17
Income From Investment Operations:
Net investment income (loss)	0.07	[1]	(0.10	) [1]	(0.02	) [1]	(0.08	) [1]	(0.09	) [1]	(0.27	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.35		4.88		6.25		(2.18)		(7.38)		(6.29)
TOTAL FROM INVESTMENT OPERATIONS	1.42		4.78		6.23		(2.26)		(7.47)		(6.56)
Less Distributions:
Total distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		--		(3.61)
Net Asset Value, End of Period	$27.70		$26.28		$21.50		$15.27		$17.53		$25.00
Total Return [2]	5.40%		22.23	% [3]	40.80%		(12.89)%		(29.88)%		(21.40)%

Ratios to Average Net Assets:
Expenses	1.92	% [4,5]	1.98	% [4]	1.99	% [4]	2.07	% [4]	1.97%		1.79%
Net investment income (loss)	0.47	% [5]	(0.43)%		(0.10)%		(0.49)%		(0.42)%		(0.79)%
Expense waiver/reimbursement [6]	0.00	% [5,7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$210,927		$202,836		$215,691		$169,829		$251,667		$517,259
Portfolio turnover	27%		63%		76%		101%		166%		254%
Redemption fees consisted of the following per share amounts	$0.00 [8]		$0.00	[8]	--		--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser which had an impact of less than 0.01% on the total return. (See Notes to Financial Statements, Note 5).

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 1.92%, 1.98%, 1.99%, and 2.07% for the six-month period ended May 31, 2005 and the years ended November 30, 2004, 2003, and 2002, respectively, after taking into account these expense reductions.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

8 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$24.56		$20.24		$14.48		$16.75		$24.06		$34.21
Income From Investment Operations:
Net investment income (loss)	(0.04	) [1]	(0.27	) [1]	(0.14	) [1]	(0.20	) [1]	(0.24	) [1]	(0.51	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.26		4.59		5.90		(2.07)		(7.07)		(6.03)
TOTAL FROM INVESTMENT OPERATIONS	1.22		4.32		5.76		(2.27)		(7.31)		(6.54)
Less Distributions:
Total distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		--		(3.61)
Net Asset Value, End of Period	$25.78		$24.56		$20.24		$14.48		$16.75		$24.06
Total Return [2]	4.97%		21.34	% [3]	39.78%		(13.55)%		(30.38)%		(22.00)%

Ratios to Average Net Assets:
Expenses	2.67	% [4,5]	2.73	% [4]	2.74	% [4]	2.82	% [4]	2.72%		2.54%
Net investment income (loss)	(0.33	)% [5]	(1.20)%		(0.85)%		(1.24)%		(1.17)%		(1.55)%
Expense waiver/reimbursement [6]	0.00	% [5,7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$151,630		$169,262		$172,274		$151,312		$227,604		$434,724
Portfolio turnover	2	7%	63%		76%		101%		166%		254%
Redemption fees consisted of the following per share amounts	$0.00	[8]	$0.00	[8]	--		--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser which had an impact of 0.05% on the total return. (See Notes to Financial Statements, Note 5).

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.67%, 2.73%, 2.74%, and 2.82% for the six-month period ended May 31, 2005 and the years ended November 30, 2004, 2003, and 2002, respectively, after taking into account these expense reductions.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

8 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$24.53		$20.21		$14.47		$16.73		$24.04		$34.19
Income From Investment Operations:
Net investment income (loss)	(0.04	) [1]	(0.27	) [1]	(0.14	) [1]	(0.20	) [1]	(0.24	) [1]	(0.51	) [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.26		4.59		5.88		(2.06)		(7.07)		(6.03)
TOTAL FROM INVESTMENT OPERATIONS	1.22		4.32		5.74		(2.26)		(7.31)		(6.54)
Less Distributions:
Total distributions from net realized gain on investments and foreign currency transactions	--		--		--		--		--		(3.61)
Net Asset Value, End of Period	$25.75		$24.53		$20.21		$14.47		$16.73		$24.04
Total Return [2]	4.97%		21.38	% [3]	39.67%		(13.51)%		(30.41)%		(22.01)%

Ratios to Average Net Assets:
Expenses	2.67	% [4,5]	2.73	% [4]	2.74	% [4]	2.82	% [4]	2.72%		2.54%
Net investment income (loss)	(0.28	)% [5]	(1.20)%		(0.85)%		(1.24)%		(1.17)%		(1.55)%
Expense waiver/reimbursement [6]	0.00	% [5,7]	0.00	% [7]	0.00	% [7]	0.00	% [7]	--		--
Supplemental Data:
Net assets, end of period (000 omitted)	$51,697		$51,771		$52,189		$44,432		$69,623		$144,282
Portfolio turnover	27%		63%		76%		101%		166%		254%
Redemption fees consisted of the following per share amounts	$0.00	[8]	$0.00	[8]	--		--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser which had an impact of 0.05% on the total return. (See Notes to Financial Statements, Note 5).

4 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratios are 2.67%, 2.73%, 2.74%, and 2.82% for the six-month period ended May 31, 2005 and the years ended November 30, 2004, 2003, and 2002, respectively, after taking into account these expense reductions.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

8 Represents less than $0.01.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2004	Ending Account Value 5/31/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,054.00	$ 9.83
Class B Shares	$1,000	$1,049.70	$13.64
Class C Shares	$1,000	$1,049.70	$13.64
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.36	$ 9.65
Class B Shares	$1,000	$1,011.62	$13.39
Class C Shares	$1,000	$1,011.62	$13.39

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized expense ratios are as follows:

Class A Shares	1.92%
Class B Shares	2.67%
Class C Shares	2.67%

Portfolio of Investments Summary Tables

At May 31, 2005, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
Japan	20.6%
United Kingdom	10.3%
Canada	5.8%
Germany	5.8%
France	5.3%
Italy	5.1%
Switzerland	4.5%
Australia	3.7%
Ireland	3.3%
Netherlands	3.1%
Hong Kong	3.0%
Norway	2.8%
Austria	2.6%
Spain	2.6%
Singapore	2.5%
Belgium	2.2%
Denmark	1.7%
Egypt	1.2%
Portugal	1.2%
South Korea	1.1%
Sweden	1.1%
Cayman Islands	0.9%
Luxembourg	0.9%
Israel	0.8%
India	0.8%
Thailand	0.7%
Bermuda	0.6%
China	0.6%
Greece	0.6%
Taiwan	0.3%
Brazil	0.2%
Cash Equivalents [2]	3.2%
Other Assets and Liabilities--Net [3]	0.9%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 See Statement of Assets and Liabilities.

At May 31, 2005, the Fund's sector classification composition 4 was as follows:

Sector Classification	Percentage of Total Net Assets
Industrials	22.7%
Consumer Discretionary	22.3%
Materials	12.9%
Energy	8.7%
Financials	7.7%
Information Technology	7.3%
Healthcare	6.2%
Consumer Staples	4.0%
Telecommunication Services	2.7%
Utilities	1.4%
Cash Equivalents [2]	3.2%
Other Assets and Liabilities--Net [3]	0.9%
TOTAL	100.0%

4 Except for Cash Equivalents, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification System (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2005 (unaudited)

Shares			Value
		COMMON STOCKS--94.3%
		Automobiles & Components--2.1%
217,800		Bosch Automotive Systems Corp.	$1,080,603
171,100		Keihin Corp.	2,731,797
198,000		Nhk Spring Co.	1,640,649
242,000		Showa Corp.	3,022,230
		TOTAL	8,475,279
		Banks--3.1%
617,200		Anglo Irish Bank Corp. PLC	7,298,749
234,500		DePfa Bank PLC	3,762,873
193,700		Kensington Group PLC	1,925,121
		TOTAL	12,986,743
		Capital Goods--9.8%
31,600		Andritz AG	2,752,943
414,900		BYD Co. Ltd.	955,292
21,800		Bekaert NV	1,617,715
307,000		Central Glass Co., Ltd.	1,952,459
638,000		Citic Pacific Ltd.	1,782,864
4,500		Geberit International AG	2,956,055
894,000		Keppel Corp. Ltd.	6,213,802
348,000		Koyo Seiko Co.	4,516,980
37,000		Krones AG	3,959,547
1,043,000		Nachi Fujikoshi Corp.	3,537,271
274,000		Nippon Thompson	1,954,575
378,000		Nsk	1,829,185
645,000		Sembcorp Marine Ltd.	810,297
980,000		Singamas Container Holdings	760,703
88,500		THK Co. Ltd.	1,787,177
43,600		Univar NV	1,311,019
104,000		Ushio	2,003,664
		TOTAL	40,701,548
Shares			Value
		COMMON STOCKS--continued
		Commercial Services & Supplies--7.4%
733,800		A.B.C. Learning Centres	$2,928,397
663,800		Capita Group PLC	4,619,037
650,000		Chiyoda Corp.	7,731,181
65,504		Grupo Ferrovial, S.A.	4,030,740
1,481,500		Hays PLC	3,343,655
504,000		Meisei Industrial Co., Ltd.	1,568,567
59,500		SNC-Lavalin Group, Inc.	3,230,975
221,700		Vedior NV	3,144,044
		TOTAL	30,596,596
		Consumer Durables & Apparel--6.1%
180,000		Casio Computer Co.	2,512,340
876,000		HTL International	729,506
403,000		Hitachi Koki Co.	3,744,935
73,200	[1]	Kiryung Electronics	535,366
925,000		Photo-Me International	1,511,508
101,900		Pioneer Electronic Corp.	1,680,372
20,325		Puma AG Rudolf Dassler Sport	5,149,351
14,520		Swatch Group AG, Class B	1,918,962
1,756,000		Techtronic Industries Co.	3,927,124
40,100		Tod's S. p. A.	2,012,152
1,051,000		Weiqiao Textile Co. Ltd.	1,435,393
		TOTAL	25,157,009
		Consumer Services--4.4%
18,950		BETandWIN.com Interactive Entertainment AG	2,710,501
424,754		Enterprise Inns PLC	5,989,433
74,800		Lottomatica SpA	2,500,665
249,000		Punch Taverns PLC	3,083,655
305,140		William Hill PLC	2,740,471
254,500		Woongjin Thinkbig Co. Ltd.	1,345,931
		TOTAL	18,370,656
Shares			Value
		COMMON STOCKS--continued
		Diversified Financials--2.0%
374,600		Aktiv Kapital ASA	$5,553,278
82,514		Intermediate Capital Group PLC	1,545,545
1,676,000		Yuanta Core Pacific Securities Co.	1,199,156
		TOTAL	8,297,979
		Energy--8.7%
31,300	[1]	APL AS	327,231
804,500		Banpu Public Company Ltd. Foreign Shares	3,009,697
245,200	[1]	Burren Energy PLC	2,361,179
115,900		Ensign Resource Service Group, Inc.	2,643,576
109,000	[1]	Etablissements Maurel et Prom	2,065,601
25,400		Fugro NV	2,285,409
95,800	[1]	Precision Drilling Corp.	3,762,699
123,900		ProSafe ASA	3,720,358
194,600		Saipem SpA	2,456,697
66,500	[1]	TGS Nopec Geophysical Co. ASA	1,835,977
78,732		Technip SA	3,477,426
602,000		Teikoku Oil Co.	4,057,613
1,569,600		Wood Group (John) PLC	4,179,944
		TOTAL	36,183,407
		Food & Staples Retailing--1.1%
215,600	[1]	Alimentation Couche-Tard, Inc., Class B	3,108,956
51,800		Matsumotokiyoshi	1,351,518
		TOTAL	4,460,474
		Food Beverage & Tobacco--2.9%
715,700		Davide Campari - Milano SpA	5,108,085
186,000		IAWS Group PLC	2,792,564
2,105		Lindt & Spruengli AG	3,286,703
60		Lindt & Spruengli AG - Reg shares	958,316
		TOTAL	12,145,668
Shares			Value
		COMMON STOCKS--continued
		Healthcare Equipment & Services--3.2%
36,604		Celesio AG	$3,009,713
87,100		Fujirebio, Inc.	1,713,700
190,000		GN Store Nord AS	2,181,724
305,888		Getinge AB, Class B	4,438,553
5,046,000		Golden Meditech Co. Ltd.	959,053
11,000		OPG Groep NV	703,751
		TOTAL	13,006,494
		Insurance--0.5%
97,400		Industrial Alliance Life Insurance Co.	2,164,962
		Materials--12.7%
81,000	[1]	Boehler-Uddeholm AG	5,227,722
53,000	[1]	Cumerio	730,454
670,200		Iluka Resources Ltd.	3,110,459
45,200		Imerys SA	3,256,600
46,200		K&S AG	2,457,498
251,000		Kansai Paint Co.	1,559,774
963,000		Mitsubishi Materials Corp.	2,109,023
723,000		Nippon Light Metal Co.	1,741,208
95,905		Novozymes A/S, Class B	4,653,962
535,000	[1]	Pacific Metals Co. Ltd.	2,243,760
430,000		Sumitomo Metal Mining Co. Ltd.	2,755,105
549,000		Taiyo Nippon Sanso Corp.	2,740,541
154,900		Teck Corp., Class B	5,034,992
139,000		Toho Titanium	5,141,385
1,569,000		Ube Industries	2,958,591
53,000		Umicore	4,165,162
446,600		WMC Resources Ltd.	2,625,666
		TOTAL	52,511,902
Shares			Value
		COMMON STOCKS--continued
		Media--4.0%
402,660		Arnoldo Mondadori Editore	$3,888,948
34,900		G2R, Inc.	638,144
246,200		Gruppo Editoriale L Espresso	1,406,117
727,957	[1]	Impresa-Sociedade Gestora de Participacoes SA	4,927,322
129,162	[1]	JC Decaux SA	3,130,495
180,000	[1]	Trader Classified Media NV	2,535,039
		TOTAL	16,526,065
		Pharmaceuticals & Biotechnology--3.0%
35,450	[1]	Actelion Ltd.	3,592,371
1,103,500	[1]	Ark Therapeutics Group PLC	2,235,536
222,400		Recordati SPA	1,518,892
168,506		Stada Arzneimittel AG	5,184,790
		TOTAL	12,531,589
		Real Estate--1.3%
84,500		Leopalace21 Corp.	1,287,215
3,920,000		Midland Realty Holdings Ltd.	2,308,606
35,500		Orco Property	1,797,323
		TOTAL	5,393,144
		Retailing--5.1%
874,900		Chitaly Holdings Ltd.	774,274
52,600		Douglas Holding	1,780,183
622,500		Esprit Holdings Ltd.	4,443,222
84,700		Germanos S.A.	2,647,222
17,900		Nitori Co.	1,181,205
92,200		Ryohin Keikaku Co. Ltd.	4,184,939
2,458,500		Signet Group PLC	4,588,242
544,360		The Carphone Warehouse PLC	1,624,989
		TOTAL	21,224,276
		Semiconductors & Semiconductor Equipment--0.8%
1,952,000	[1]	ST Assembly Test Services Ltd.	1,413,617
67,000		Shinkawa Ltd.	1,220,000
1,524,000		Solomon Systech International LTD.	563,150
		TOTAL	3,196,767
Shares			Value
		COMMON STOCKS--continued
		Software & Services--4.1%
41,300	[1]	Amdocs Ltd.	$1,125,425
141,075	[1]	Check Point Software Technologies Ltd.	3,203,813
103,700	[1]	Cognos, Inc.	3,915,713
65,800		Dassault Systemes SA	3,051,095
170,000		Indra Sistemas SA	3,105,528
1,672,000	[1]	SinoCom Software Group LTD.	1,310,893
2,892,000		United Test and Assembly Center Ltd.	1,103,845
		TOTAL	16,816,312
		Technology Hardware & Equipment--2.4%
36,725	[1]	Logitech International SA	2,180,418
75,850		Neopost SA	6,772,080
57,600		Telechips, Inc.	960,476
		TOTAL	9,912,974
		Telecommunication Services--2.7%
423,300	[1]	Hanarotelecom, Inc.	1,087,543
110,800		Millicom International Cellular S.A., ADR	1,981,104
121,100	[1]	Orascom Telecom Holding, GDR	5,146,751
1,274,500	[1]	Versatel Telecom International NV	3,043,639
		TOTAL	11,259,037
		Transportation--5.5%
84,000		Cmb Sa	2,720,599
894,000		Cosco Pacific Ltd.	1,731,591
78,900		Forth Ports PLC	1,891,951
495,000		Kawasaki Kisen Kaisha Ltd.	2,925,902
17,550		Kuehne & Nagel International AG - Reg	3,654,241
421,500		Macquarie Airports	1,161,499
494,000		Mitsui Osk Lines	2,959,234
471,000		Toll Holdings Ltd.	4,435,752
229,100	[1]	Transurban Group	1,253,807
		TOTAL	22,734,576
		Utilities--1.4%
241,300		Enagas	3,840,378
743,600	[1]	Hera SpA	2,091,072
		TOTAL	5,931,450
		TOTAL COMMON STOCKS (IDENTIFIED COST $262,461,025)	390,584,907
Shares or Principal Amount			Value
		PREFERRED STOCKS--0.8%
		Materials--0.2%
1,049,600		[1] Caemi Mineracao e Metalu, Pfd.	$914,779
		Media--0.6%
142,700		ProSieben Sat.1 Media AG, Pfd., 0.30, Annual Dividend	2,359,322
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $3,071,962)	3,274,101
		MUTUAL FUND--0.8%
116,333		India Fund Inc. (IDENTIFIED COST $2,964,774)	3,187,524
		REPURCHASE AGREEMENT--3.2%
$13,290,000		Interest in $3,070,000,000 joint repurchase agreement with Barclays Capital, Inc., 3.080%, dated 5/31/2005 to be repurchased at $13,291,137 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/5/2008, collateral market value $3,131,400,678 (AT AMORTIZED COST)	13,290,000
		TOTAL INVESTMENTS--99.1% (IDENTIFIED COST $281,787,761) [2]	410,336,532
		OTHER ASSETS AND LIABILITIES - NET--0.9%	3,918,089
		TOTAL NET ASSETS--100%	$414,254,621

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $281,787,761.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2005 (unaudited)

Assets:
Total investments in securities, at value (identified cost $281,787,761)		$410,336,532
Cash denominated in foreign currencies (identified cost $582,873)		576,262
Cash		23,340
Income receivable		948,996
Receivable for investments sold		5,589,674
Receivable for shares sold		422,580
Other assets		238,139
TOTAL ASSETS		418,135,523
Liabilities:
Payable for investments purchased	$2,027,574
Payable for shares redeemed	1,032,319
Payable for custodian fees	91,570
Payable for transfer and dividend disbursing agent fees and expenses	341,276
Payable for distributions service fee (Note 5)	176,663
Payable for shareholders service fee (Note 5)	43,748
Accrued expenses	167,752
TOTAL LIABILITIES		3,880,902
Net assets for 15,503,407 shares outstanding		$414,254,621
Net Assets Consist of:
Paid-in capital		$431,297,038
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		128,487,340
Accumulated net realized loss on investments and foreign currency transactions		(141,691,552)
Accumulated net investment income (loss)		(3,838,205)
TOTAL NET ASSETS		$414,254,621
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($210,927,482 ÷ 7,615,071 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$27.70
Offering price per share (100/94.50 of $27.70) [1]		$29.31
Redemption proceeds per share (98.00/100 of $27.70) [1]		$27.15
Class B Shares:
Net asset value per share ($151,630,179 ÷ 5,880,817 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$25.78
Offering price per share		$25.78
Redemption proceeds per share (92.50/100 of $25.78) [1]		$23.85
Class C Shares:
Net asset value per share ($51,696,960 ÷ 2,007,519 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$25.75
Offering price per share (100/99.00 of $25.75) [1]		$26.01
Redemption proceeds per share (97.00/100 of $25.75) [1]		$24.98

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2005 (unaudited)

Investment Income:
Dividends (including $87 of investments in affiliated issuers (Note 5) and net of foreign taxes withheld of $601,424)			$5,016,623
Interest			103,169
TOTAL INCOME			5,119,792
Expenses:
Investment adviser fee (Note 5)		$2,700,569
Administrative personnel and services fee (Note 5)		173,628
Custodian fees		131,107
Transfer and dividend disbursing agent fees and expenses		471,906
Directors'/Trustees' fees		2,333
Auditing fees		8,975
Legal fees		3,963
Portfolio accounting fees		26,313
Distribution services fee--Class A Shares (Note 5)		267,865
Distribution services fee--Class B Shares (Note 5)		618,775
Distribution services fee--Class C Shares (Note 5)		197,972
Shareholder services fee--Class B Shares (Note 5)		206,258
Shareholder services fee--Class C Shares (Note 5)		65,705
Share registration costs		22,952
Printing and postage		71,254
Insurance premiums		5,302
Interest expense		68
Miscellaneous		3,859
TOTAL EXPENSES		4,978,804
Waiver and Expense Reduction:
Waiver of administrative personnel and services fee	$(9,001)
Fees paid indirectly from directed broker arrangements	(7,641)
TOTAL WAIVER AND EXPENSE REDUCTION		(16,642)
Net expenses			4,962,162
Net investment income			157,630
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (net of foreign taxes withheld of $6,522)			35,646,006
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(13,896,583)
Net realized and unrealized gain on investments and foreign currency transactions			21,749,423
Change in net assets resulting from operations			$21,907,053

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2005	Year Ended 11/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$157,630	$(3,614,502)
Net realized gain on investments and foreign currency transactions	35,646,006	63,057,858
Net increase due to reimbursement from Adviser (Note 5)	--	110,604
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(13,896,583)	23,273,077
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	21,907,053	82,827,037
Share Transactions:
Proceeds from sale of shares	48,863,122	84,044,286
Cost of shares redeemed	(80,384,065)	(183,157,256)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(31,520,943)	(99,112,970)
Change in net assets	(9,613,890)	(16,285,933)
Net Assets:
Beginning of period	423,868,511	440,154,444
End of period (including accumulated net investment income (loss) of $(3,838,205) and $(3,995,835), respectively)	$414,254,621	$423,868,511

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2005 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Corporation consists of five diversified portfolios. The financial statements included herein are only those of Federated International Small Company Fund (the "Fund") a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern time, on the day the value of the foreign security is determined. Fixed-income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses, and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2005, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,435,341	$40,113,401	2,930,492	$69,579,236
Shares redeemed	(1,537,574)	(42,776,336)	(5,247,615)	(122,406,684)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(102,233)	$(2,662,935)	(2,317,123)	$(52,827,448)

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	175,532	$4,569,776	327,635	$7,317,323
Shares redeemed	(1,186,608)	(30,842,740)	(1,948,655)	(43,132,349)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,011,076)	$(26,272,964)	(1,621,020)	$(35,815,026)

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	158,967	$4,179,945	323,656	$7,147,727
Shares redeemed	(262,079)	(6,764,989)	(795,167)	(17,618,223)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(103,112)	$(2,585,044)	(471,511)	$(10,470,496)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,216,421)	$(31,520,943)	(4,409,654)	$(99,112,970)

4. FEDERAL TAX INFORMATION

At May 31, 2005, the cost of investments for federal tax purposes was $281,787,761. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $128,548,771. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $135,271,076 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,722,305.

At November 30, 2004, the Fund had a capital loss carryforward of $177,216,264 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$113,380,210
2010	$ 63,836,054

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp., the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 1.25% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in Prime Value Obligations Fund, which is managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of these transactions. Income distributions earned from investments in this fund are recorded as income in the accompanying financial statements and totaled $87 for the period.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSC retained $287,764 of fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2005, FSC retained $15,529 in sales charges from the sale of Class A Shares. FSC also retained $37 of contingent deferred sales charges relating to redemptions of Class A Shares and $2,771 relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Redemption Fees

The Fund charges a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class B Shares, and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as paid-in capital. For the six months ended May 31, 2005, the redemption fees for Class A Shares, Class B Shares, and Class C Shares amounted to $4,772, $3,738, and $1,207, respectively.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSSC did not retain any fees paid by the Fund. For the six months ended May 31, 2005, Class A Shares did not incur a shareholder services fee.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $110,604 which relates to a contribution to Paid-In Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the six months ended May 31, 2005, the Fund's expenses were reduced by $7,641 under these arrangements.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2005, were as follows:

Purchases	$14,861,730
Sales	$157,552,701

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2005, the diversification of countries was as follows:

Country	Percentage of Net Assets
Japan	20.6%
United Kingdom	10.3%
Canada	5.8%
Germany	5.8%
France	5.3%
Italy	5.1%
Switzerland	4.5%
Australia	3.7%
Ireland	3.3%
Netherlands	3.1%
Hong Kong	3.0%
Norway	2.8%
Austria	2.6%
Spain	2.6%
Singapore	2.5%
Belgium	2.2%
Denmark	1.7%
Egypt	1.2%
Portugal	1.2%
South Korea	1.1%
Sweden	1.1%
Cayman Islands	0.9%
Luxembourg	0.9%
Israel	0.8%
India	0.8%
Thailand	0.7%
Bermuda	0.6%
China	0.6%
Greece	0.6%
Taiwan	0.3%
Brazil	0.2%

8. LINE OF CREDIT

The Fund has entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2005, there were no outstanding loans. During the six months ended May 31, 2005, the maximum outstanding borrowing was $1,833,000. The Fund had an average outstanding daily balance of $874,833 with a high and low interest rate of 3.06% and 2.75%, respectively, representing only the days the LOC was utilized. Interest expense totaled $68 for the six months ended May 31, 2005.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties, and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated International Small Company Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U748
Cusip 31428U730
Cusip 31428U722

G01743-02 (7/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated International Value Fund

Established 1998

A Portfolio of Federated World Investment Series, Inc.

7TH SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2005

Class A Shares
Class B Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$16.33		$15.44		$13.11		$15.03		$14.58		$13.21
Income From Investment Operations:
Net investment income (loss)	0.07	[1]	(0.08	) [1]	(0.06	) [1]	(0.06	) [1]	(0.04	) [1]	0.10 [1]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.21		2.49		2.49		(1.35)		0.62		1.53
TOTAL FROM INVESTMENT OPERATIONS	0.28		2.41		2.43		(1.41)		0.58		1.63
Less Distributions:
Distributions from net investment income	--		--		--		--		(0.09)		(0.02)
Distributions from net realized gain on investments and foreign currency transactions	(0.32)		(1.52)		(0.10)		(0.51)		(0.04)		(0.24)
TOTAL DISTRIBUTIONS	(0.32)		(1.52)		(0.10)		(0.51)		(0.13)		(0.26)
Net Asset Value, End of Period	$16.29		$16.33		$15.44		$13.11		$15.03		$14.58
Total Return [2]	1.66%		16.73	% [3]	18.75%		(9.81)%		3.96%		12.62%

Ratios to Average Net Assets:
Expenses	1.89	% [4,5]	2.47%		2.52%		2.19%		1.92%		1.65%
Net investment income (loss)	0.85	% [4]	(0.54)%		(0.44)%		(0.42)%		(0.24)%		0.75%
Expense waiver/reimbursement [6]	0.05	% [4]	0.10%		0.01%		0.05%		0.13%		1.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$43,074		$41,732		$17,883		$20,287		$25,257		$20,962
Portfolio turnover	24%		56%		42%		14%		21%		40%
Redemption fees consisted of the following per share amounts	$0.00	[7]	$0.00	[7]	--		--		--		--

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Adviser, which had an impact of 0.07% on the total return. See Notes to Financial Statements (Note 5).

4 Computed on an annualized basis.

5 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 1.89% for the six months ended May 31, 2005 after taking into account these expense reductions.

6 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

7 Represents is less than $0.01.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$15.56		$14.89		$12.74		$14.73		$14.33		$13.09
Income From Investment Operations:
Net investment income (loss)	0.00	[1,2]	(0.18	) [1]	(0.16	) [1]	(0.16	) [1]	(0.15	) [1]	0.00 [1,2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.22		2.37		2.41		(1.32)		0.62		1.50
TOTAL FROM INVESTMENT OPERATIONS	0.22		2.19		2.25		(1.48)		0.47		1.50
Less Distributions:
Distributions from net investment income	--		--		--		--		(0.03)		(0.02)
Distributions from net realized gain on investments and foreign currency transactions	(0.32)		(1.52)		(0.10)		(0.51)		(0.04)		(0.24)
TOTAL DISTRIBUTIONS	(0.32)		(1.52)		(0.10)		(0.51)		(0.07)		(0.26)
Net Asset Value, End of Period	$15.46		$15.56		$14.89		$12.74		$14.73		$14.33
Total Return [3]	1.35%		15.78	% [4]	17.88%		(10.51)%		3.23%		11.72%

Ratios to Average Net Assets:
Expenses	2.64	% [5,6]	3.22%		3.27%		2.94%		2.67%		2.40%
Net investment income (loss)	0.05	% [5]	(1.27)%		(1.22)%		(1.19)%		(0.99)%		(0.01)%
Expense waiver/reimbursement [7]	0.05	% [5]	0.10%		0.01%		0.05%		0.13%		1.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,142		$35,867		$19,333		$20,124		$28,947		$23,039
Portfolio turnover	24%		56%		42%		14%		21%		40%
Redemption fees consisted of the following per share amounts	$0.00	[2]	$0.00	[2]	--		--		--		--

1 Per share information is based on average shares outstanding.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 2.64% for the six months ended May 31, 2005 after taking into account these expense reductions.

7 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended November 30,
	5/31/2005		2004		2003		2002		2001		2000
Net Asset Value, Beginning of Period	$15.60		$14.92		$12.77		$14.76		$14.36		$13.11
Income From Investment Operations:
Net investment income (loss)	0.04	[1]	(0.18	) [1]	(0.16	) [1]	(0.16	) [1]	(0.15	) [1]	0.00	[1,2]
Net realized and unrealized gain (loss) on investments and foreign currency transactions	0.18		2.38		2.41		(1.32)		0.62		1.51
TOTAL FROM INVESTMENT OPERATIONS	0.22		2.20		2.25		(1.48)		0.47		1.51
Less Distributions:
Distributions from net investment income	--		--		--		--		(0.03)		(0.02)
Distributions from net realized gain on investments and foreign currency transactions	(0.32)		(1.52)		(0.10)		(0.51)		(0.04)		(0.24)
TOTAL DISTRIBUTIONS	(0.32)		(1.52)		(0.10)		(0.51)		(0.07)		(0.26)
Net Asset Value, End of Period	$15.50		$15.60		$14.92		$12.77		$14.76		$14.36
Total Return [3]	1.35%		15.82	% [4]	17.84%		(10.48)%		3.25%		11.78%

Ratios to Average Net Assets:
Expenses	2.64	% [5,6]	3.22%		3.27%		2.94%		2.67%		2.40%
Net investment income (loss)	0.19	% [5]	(1.26)%		(1.23)%		(1.19)%		(0.99)%		0.00	% [8]
Expense waiver/reimbursement [7]	0.05	% [5]	0.10%		0.01%		0.05%		0.13%		1.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,506		$5,498		$2,315		$3,311		$4,352		$3,669
Portfolio turnover	24%		56%		42%		14%		21%		40%
Redemption fees consisted of the following per share amounts	$0.00	[2]	$0.00	[2]	--		--		--		--

1 Per share information is based on average shares outstanding.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 During the year, the Fund was reimbursed by the Adviser, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

5 Computed on an annualized basis.

6 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The expense ratio is 2.64% for the six months ended May 31, 2005 after taking into account these expense reductions.

7 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

8 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and redemption/exchange fees; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2004 to May 31, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charge (loads) on purchases or redemption payments, or redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 12/1/2004	Ending Account Value 5/31/2005	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,016.60	$ 9.50
Class B Shares	$1,000	$1,013.50	$13.25
Class C Shares	$1,000	$1,013.50	$13.25
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,015.51	$ 9.50
Class B Shares	$1,000	$1,011.77	$13.24
Class C Shares	$1,000	$1,011.77	$13.24

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.89%
Class B Shares	2.64%
Class C Shares	2.64%

Portfolio of Investments Summary Tables

At May 31, 2005, the Fund's portfolio composition 1 was as follows:

Country	Percentage of Total Net Assets
United Kingdom	30.4%
Switzerland	12.7%
Japan	12.1%
United States	9.8%
France	8.2%
Netherlands	6.7%
Mexico	5.7%
Canada	2.9%
Germany	2.8%
Hong Kong	2.0%
Italy	1.5%
Finland	1.3%
Thailand	0.9%
Cash Equivalents [2]	2.4%
Other Assets and Liabilities--Net [3]	0.6%
TOTAL	100.0%

At May 31, 2005, the Fund's sector classification composition 4 was as follows:

Sector Classification	Percentage of Total Net Assets
Financials	27.0%
Consumer Discretionary	25.3%
Consumer Staples	12.3%
Healthcare	8.7%
Industrials	8.4%
Energy	8.1%
Materials	4.6%
Telecommunication Services	1.5%
Utilities	1.1%
Cash Equivalents [2]	2.4%
Other Assets and Liabilities--Net [3]	0.6%
TOTAL	100.0%

1 Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.

2 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 See Statement of Assets and Liabilities.

4 Except for Cash Equivalents, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification System (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

May 31, 2005 (unaudited)

Shares			Value in U.S. Dollars
		COMMON STOCKS--97.0%
		Automobiles & Components--2.8%
53,300		Bayerische Motoren Werke AG	$2,307,657
		Banks--3.5%
65,800		ABN AMRO Holdings NV	1,527,219
20,700		BNP Paribas SA	1,391,264
		TOTAL	2,918,483
		Commercial Services & Supplies--2.4%
370,050		Michael Page International PLC	1,268,661
25,400		Miller Herman, Inc.	739,394
		TOTAL	2,008,055
		Consumer Durables & Apparel--4.5%
80,380		Compagnie Financiere Richemont AG	2,444,548
25,700		Tod's SpA	1,289,584
		TOTAL	3,734,132
		Consumer Services--4.1%
419,595		Hilton Group PLC	2,165,817
110,800		InterContinental Hotels Group PLC	1,283,510
		TOTAL	3,449,327
		Diversified Financials--18.5%
209,500		Amvescap PLC	1,226,196
62,200		Amvescap PLC, ADR	740,802
34,500	[1]	Credit Suisse Group	1,380,739
29,000		Euronext NV	979,224
76,120		Janus Capital Group, Inc.	1,169,203
30,900		Julius Baer Holding Ltd., Zurich, Class B	1,882,290
21,995		Morgan Stanley	1,076,875
177,000		Nikko Cordial Corp.	774,525
162,600		Schroders PLC	2,238,398
400,000		iShares MSCI Japan	4,048,000
		TOTAL	15,516,252
Shares			Value in U.S. Dollars
		COMMON STOCKS--continued
		Energy--8.1%
60,100		BP PLC	$601,992
43,600		GlobalSantaFe Corp.	1,597,504
37,600		Tidewater, Inc.	1,300,960
4,500		Total SA, Class B	994,345
46,600	[1]	Transocean Sedco Forex, Inc.	2,321,146
		TOTAL	6,815,947
		Food Beverage & Tobacco--11.3%
203,356		Cadbury Schweppes PLC	1,978,896
183,853		Diageo PLC	2,639,019
38,200		Heineken NV	1,210,267
8,900		Nestle SA	2,341,782
8,600		Pernod-Ricard	1,328,317
		TOTAL	9,498,281
		Household & Personal Products--1.0%
11,200		L'Oreal SA	812,578
		Insurance--3.5%
45,100		AXA	1,098,633
56,714		Sun Life Financial Services of Canada	1,787,058
		TOTAL	2,885,691
		Materials--4.6%
49,300		Akzo Nobel NV	1,935,178
1,400		Givaudan SA	833,557
79,900		Stora Enso Oyj, Class R	1,051,655
		TOTAL	3,820,390
		Media--12.2%
53,500		Asatsu, Inc.	1,536,105
24,200		Corus Entertainment, Inc., Class B	621,773
40,400	[1]	Grupo Televisa S.A., GDR	2,424,000
180,300		Reed Elsevier PLC	1,719,514
890,000		SCMP Group Ltd.	388,855
40,000		Vivendi Universal SA	1,217,948
215,900		WPP Group PLC	2,305,534
		TOTAL	10,213,729
Shares or Principal Amount			Value in U.S. Dollars
		COMMON STOCKS--continued
		Pharmaceuticals & Biotechnology--8.7%
72,900		GlaxoSmithKline PLC	$1,799,933
36,100		Novartis AG	1,761,182
60,500		Santen Pharmaceutical Co. Ltd.	1,364,480
49,700		Takeda Pharmaceutical Co. Ltd.	2,390,398
		TOTAL	7,315,993
		Real Estate--1.5%
132,086		Sun Hung Kai Properties	1,256,779
		Retailing--1.7%
768,700		Signet Group PLC	1,434,608
		Telecommunication Services--1.5%
494,500		Vodafone Group PLC	1,245,749
		Transportation--6.0%
685,800	[1]	Airports of Thailand Public Co. Ltd.	760,743
184,800		Associated British Ports Holdings PLC	1,636,335
24,400		BAA PLC	275,915
78,200		Grupo Aeroportuario del Sureste SA de CV, Class B, ADR	2,346,000
		TOTAL	5,018,993
		Utilities--1.1%
109,600		Scottish Power PLC	922,292
		TOTAL COMMON STOCKS (IDENTIFIED COST $68,449,443)	81,174,936
		REPURCHASE AGREEMENT--2.4%
$2,040,000		Interest in $3,070,000,000 joint repurchase agreement with Barclays Capital, Inc., 3.08%, dated 5/31/2005, to be repurchased at $2,040,175 on 6/1/2005, collateralized by U.S. Government Agency Obligations with various maturities to 5/5/2008, collateral market value $3,131,400,678 (at amortized cost)	2,040,000
		TOTAL INVESTMENTS--99.4% (IDENTIFIED COST $70,489,443) [2]	83,214,936
		OTHER ASSETS AND LIABILITIES - NET--0.6%	505,800
		TOTAL NET ASSETS--100%	$83,720,736

1 Non-income producing security.

2 The cost of investments for federal tax purposes amounts to $70,489,443.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2005.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2005 (unaudited)

Assets:
Total investments in securities (identified cost $70,489,443)		$83,214,936
Cash denominated in foreign currencies (identified cost $155,298)		153,281
Cash		586
Income receivable		353,743
Receivable for shares sold		254,418
TOTAL ASSETS		83,976,964
Liabilities:
Payable for shares redeemed	$161,938
Payable for transfer and dividend disbursing agent fees and expenses	4,265
Payable for distribution services fees (Note 5)	25,894
Payable for shareholder services fee (Note 5)	17,679
Payable for auditing fees	8,473
Payable for custodian fees	11,275
Payable for portfolio accounting fees	5,349
Payable for taxes	6,142
Payable for insurance premiums	4,079
Accrued expenses	11,134
TOTAL LIABILITIES		256,228
Net assets for 5,272,845 shares outstanding		$83,720,736
Net Assets Consist of:
Paid-in capital		$93,498,673
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency		12,718,043
Accumulated net realized loss on investments and foreign currency transactions		(22,693,032)
Undistributed net investment income		197,052
TOTAL NET ASSETS		$83,720,736
Net Asset Value, Offering Price and Redemption Proceeds per Share
Class A Shares:
Net asset value per share ($43,073,532 ÷ 2,644,042 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$16.29
Offering price per share (100/94.50 of $16.29) [1]		$17.24
Redemption proceeds per share (98.00/100 of $16.29)		$15.96
Class B Shares:
Net asset value per share ($34,141,511 ÷ 2,208,998 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$15.46
Offering price per share		$15.46
Redemption proceeds per share (92.50/100 of $15.46) [1]		$14.30
Class C Shares:
Net asset value per share ($6,505,693 ÷ 419,805 shares outstanding), $0.001 par value, 100,000,000 shares authorized		$15.50
Offering price per share (100/99.00 of $15.50) [1]		$15.66
Redemption proceeds per share (97.00/100 of $15.50) [1]		$15.04

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2005 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $130,555)			$1,133,953
Interest			21,853
TOTAL INCOME			1,155,806
Expenses:
Investment adviser fee (Note 5)		$423,825
Administrative personnel and services fee (Note 5)		114,685
Custodian fees		14,544
Transfer and dividend disbursing agent fees and expenses		73,997
Directors'/Trustees' fees		918
Auditing fees		8,989
Legal fees		3,794
Portfolio accounting fees		34,065
Distribution services fee--Class B Shares (Note 5)		133,442
Distribution services fee--Class C Shares (Note 5)		22,578
Shareholder services fee--Class A Shares (Note 5)		53,560
Shareholder services fee--Class B Shares (Note 5)		44,481
Shareholder services fee--Class C Shares (Note 5)		7,477
Share registration costs		20,973
Printing and postage		15,472
Insurance premiums		4,079
Taxes		3,108
Interest expense		79
Miscellaneous		935
TOTAL EXPENSES		981,001
Waivers (Note 5):
Waiver of administrative personnel and services fee	$(22,015)
Fees paid indirectly from directed brokerage arrangements	(232)
TOTAL WAIVERS		(22,247)
Net expenses			958,754
Net investment income			197,052
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments and foreign currency transactions			4,085,738
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(3,039,641)
Net realized and unrealized gain on investments and foreign currency transactions			1,046,097
Change in net assets resulting from operations			$1,243,149

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2005	Year Ended 11/30/2004
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$197,052	$(395,617)
Net realized gain on investments and foreign currency transactions	4,085,738	2,253,438
Net increase due to reimbursement from adviser (Note 5)	--	8,941
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency	(3,039,641)	6,969,180
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,243,149	8,835,942
Distributions to Shareholders:
Distributions from net realized gains on investments and foreign currency transactions
Class A Shares	(808,127)	(1,676,093)
Class B Shares	(721,426)	(1,927,033)
Class C Shares	(112,584)	(225,758)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,642,137)	(3,828,884)
Share Transactions:
Proceeds from sale of shares	11,251,825	6,978,742
Net asset value of shares issued to shareholders in payment of distributions declared	1,444,473	3,362,751
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Global Value Fund	--	42,159,523
Cost of shares redeemed	(11,673,562)	(13,941,382)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,022,736	38,559,634
Change in net assets	623,748	43,566,692
Net Assets:
Beginning of period	83,096,988	39,530,296
End of period (including undistributed net investment income (loss) of $197,052 and $(395,617), respectively)	$83,720,736	$83,096,988

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2005 (unaudited)

1. ORGANIZATION

Federated World Investment Series, Inc. (the "Corporation") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end, management investment company. The Corporation consists of five portfolios. The financial statements included herein are only those of Federated International Value Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. The investment objective of the Fund is to provide long-term growth of capital.

On October 22, 2004, the Fund received a tax-free transfer of assets from Federated Global Value Fund as follows:

	Shares of the Fund Issued	Federated Global Value Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of Fund Prior to Combination	Net Assets of Federated Global Value Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
Class A	1,510,523	$22,944,840	$4,137,997	$16,319,051	$22,944,840	$39,263,891
Class B	1,119,647	16,223,686	3,577,808	17,671,895	16,223,686	33,895,581
Class C	205,850	2,990,997	549,300	2,221,840	2,990,997	5,212,837
TOTAL	2,836,020	$42,159,523	$8,265,105	$36,212,786	$42,159,523	$78,372,309

1 Unrealized appreciation is included in the Federal Global Value Fund net assets received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. At May 31, 2005, the Fund had no outstanding foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following tables summarize capital stock activity:

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	392,621	$6,515,465	274,412	$4,185,586
Shares issued to shareholders in payment of distributions declared	44,205	731,143	110,337	1,613,125
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Global Value Fund	--	--	1,510,523	22,944,840
Shares redeemed	(348,916)	(5,786,492)	(497,245)	(7,563,750)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	87,910	$1,460,116	1,398,027	$21,179,801

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	199,046	$3,150,541	142,779	$2,073,083
Shares issued to shareholders in payment of distributions declared	39,237	617,596	111,773	1,569,297
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Global Value Fund	--	--	1,119,647	16,223,686
Shares redeemed	(333,801)	(5,273,258)	(367,707)	(5,340,520)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(95,518)	$(1,505,121)	1,006,492	$14,525,546

	Six Months Ended 5/31/2005		Year Ended 11/30/2004
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	100,048	$1,585,819	49,476	$720,073
Shares issued to shareholders in payment of distributions declared	6,067	95,734	12,817	180,329
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Global Value Fund	--	--	205,850	2,990,997
Shares redeemed	(38,618)	(613,812)	(70,981)	(1,037,112)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	67,497	$1,067,741	197,162	$2,854,287
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	59,889	$1,022,736	2,601,681	$38,559,634

4. FEDERAL TAX INFORMATION

At May 31, 2005, the cost of investments for federal tax purposes was $70,489,443. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $12,725,493. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,677,685 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,952,192.

At November 30, 2004, the Fund had a capital loss carryforward of $26,531,996 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2007	$ 905,002
2008	$12,049,398
2009	$13,550,506
2010	$ 27,090

As a result of the tax-free transfer of assets from Federated Global Value Fund, certain capital loss carryforwards listed above may be limited.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Global Investment Management Corp. the Fund's investment adviser (the "Adviser"), receives for its services and annual investment adviser fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fees. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp., (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSC retained $4,883 of fees paid by the Fund.

Redemption Fees

Effective May 15, 2004, the Fund began imposing a 2.00% redemption fee to shareholders of the Fund's Class A Shares who redeem shares held for 30 days or less. Effective August 1, 2004, the Fund began imposing a 2.00% redemption fee to shareholders of the Fund's Class B Shares and Class C Shares who redeem shares held for 30 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Investment Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as paid-in-capital. For the six months ended May 31, 2005, the redemption fees for Class A Shares, Class B Shares, and Class C Shares amounted to $1,058, $855, and $153, respectively.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended May 31, 2005, FSSC did not retain any fees paid by the Fund.

Sales Charges

For the six months ended May 31, 2005, FSC retained $13,498 in sales charges from the sale of Class A Shares. FSC also retained $343 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated's Board. In conjunction with this review, the Independent Directors of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund's Adviser made a contribution to the Fund of $8,941, which related to a contribution to Paid-in Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Funds' closing times.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2005, were as follows:

Purchases	$19,634,235
Sales	$20,289,037

7. CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. The political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2005, the diversification of countries was as follows:

Country	Percentage of Net Assets
United Kingdom	30.4%
Switzerland	12.7%
Japan	12.1%
United States	9.8%
France	8.2%
Netherlands	6.7%
Mexico	5.7%
Canada	2.9%
Germany, Federal Republic of	2.8%
Hong Kong	2.0%
Italy	1.5%
Finland	1.3%
Thailand	0.9%

8. LINE OF CREDIT

The Corporation entered into a $75,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with State Street Corporation. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.50% over the federal funds rate. As of May 31, 2005, there were no outstanding loans. During the six months ended May 31, 2005, the maximum outstanding borrowing was $2,887,000. The Fund had an average outstanding daily balance of $2,887,000 with a high and low interest rate of 2.75%, representing only the days the LOC was utilized. Interest expense totaled $79 for the six months ended May 31, 2005.

9. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated (Funds) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: the Fund's investment objectives; the Adviser's management philosophy, personnel, processes, and investment and operating strategies; long-term performance; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

In its decision to appoint or renew an Adviser, the Board is mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's "selection" or approval of the Adviser must reflect the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives substantial and detailed information about the Fund and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel, and processes; operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The evaluation process is evolutionary, reflecting continually developing considerations. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focuses on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle already chosen by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group may be a useful indicator of how the Adviser is executing on the Fund's investment program, which would in turn assist the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services are such as to warrant continuation of the advisory contract.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive fees and/or reimburse expenses. Although the Board considers the profitability of the Federated organization as a whole, it does not evaluate, on a fund-by-fund basis, Federated's "profitability" and/or "costs" (which would include an assessment as to whether "economies of scale" would be realized if the fund were to grow to some sufficient size). In the Board's view, the cost of performing advisory services on a fund-specific basis is both difficult to estimate satisfactorily and a relatively minor consideration in its overall evaluation. Analyzing isolated funds would require constructed allocations of the costs of shared resources and operations based on artificial assumptions that are inconsistent with the existing relationships within a large and diversified family of funds that receive advisory and other services from the same organization. Although the Board is always eager to discover any genuine "economies of scale," its experience has been that such "economies" are likely to arise only when a fund grows dramatically, and becomes and remains very large in size. Even in these instances, purchase and redemption activity, as well as the presence of expense limitations (if any), may offset any perceived economies. As suggested above, the Board considers the information it receives about the Fund's performance and expenses as compared to an appropriate set of similar competing funds to be more relevant.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provide a satisfactory basis to support the decision to continue the existing arrangements.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated
World-Class Investment Manager

Federated International Value Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31428U847
Cusip 31428U839
Cusip 31428U821

G02455-04 (7/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within
90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated World Investment Series, Inc.

By          /S/ Richard J. Thomas
             Richard J. Thomas, Principal Financial Officer

Date        July 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer

Date        July 15, 2005

By          /S/ Richard J. Thomas
             Richard J. Thomas, Principal Financial Officer

Date        July 15, 2005